UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10507

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: May 1, 2005 – July 31, 2005

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2005. The schedules have not been audited.

AXA Enterprise

Multimanager Funds Trust

Quarterly Report

July 31, 2005

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Deep Value Fund‡	3,092	$35,831
AXA Enterprise Equity Income Fund‡	1,281	35,795
AXA Enterprise Government Securities Fund‡	25,783	324,098
AXA Enterprise High Yield Bond Fund‡	11,462	112,784
AXA Enterprise Multimanager Core Bond Fund‡	28,281	282,523
AXA Enterprise Multimanager Mid Cap Value Fund*‡	799	10,272
AXA Enterprise Multimanager Value Fund‡	17,265	208,731
AXA Enterprise Short Duration Bond Fund‡	66,109	653,816
Enterprise Capital Appreciation Fund*‡	635	22,658
Enterprise Growth Fund*‡	2,835	51,429

	Principal Amount	Value (Note 1)
Total Investment Companies (96.6%) (Cost $1,733,805)		$1,737,937

SHORT-TERM DEBT SECURITIES:
Time Deposit (4.8%)
JPMorgan Chase Nassau 2.77%, 8/1/05 (Amortized Cost $85,552)	$85,552	85,552

Total Investments (101.4%) (Cost/Amortized Cost $1,819,357)		1,823,489
Other Assets Less Liabilities (-1.4%)		(24,663)

Net Assets (100%)		$1,798,826

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the period January 10, 2005* through July 31, 2005, were as follows:

Securities	Market Value January 10, 2005*	Purchases at Cost	Sales at Cost	Market Value July 31, 2005	Dividend Income	Realized Gain
AXA Enterprise Deep Value Fund	$—	$35,628	$625	$35,831	$—	$9
AXA Enterprise Equity Income Fund	—	35,628	630	35,795	—	4
AXA Enterprise Government Securities Fund	—	365,033	38,431	324,098	1,869	274
AXA Enterprise High Yield Bond Fund	—	131,550	19,998	112,784	1,152	62
AXA Enterprise Multimanager Core Bond Fund	—	373,507	89,216	282,523	1,759	854
AXA Enterprise Multimanager Mid Cap Growth Fund	—	5,954	5,954	—	—	240
AXA Enterprise Multimanager Mid Cap Value Fund	—	19,054	9,504	10,272	—	496
AXA Enterprise Multimanager Value Fund	—	208,126	3,956	208,731	—	(5)
AXA Enterprise Small Company Growth Fund	—	5,954	5,954	—	—	332
AXA Enterprise Short Duration Bond Fund	—	668,539	12,364	653,816	1,972	6
Enterprise Capital Appreciation Fund	—	36,632	14,584	22,658	—	733
Enterprise Equity Fund	—	23,817	23,817	—	—	686
Enterprise Growth Fund	—	50,351	934	51,429	—	17
Enterprise Small Company Value Fund	—	4,764	4,763	—	—	201

	$—	$1,964,537	$230,730	$1,737,937	$6,752	$3,909

*	Commencement of Operations

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,964,537
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$234,639

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,763
Aggregate gross unrealized depreciation	(6,631)

Net unrealized appreciation	$4,132

Federal income tax cost of investments	$1,819,357

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Deep Value Fund‡	25,619	$296,923
AXA Enterprise Equity Income Fund‡	4,022	112,375
AXA Enterprise Government Securities Fund‡	50,903	639,847
AXA Enterprise High Yield Bond Fund‡	24,724	243,284
AXA Enterprise Multimanager Core Bond Fund‡	75,661	755,850
AXA Enterprise Multimanager Mid Cap Growth Fund‡	1,234	12,616
AXA Enterprise Multimanager Mid Cap Value Fund*‡	1,198	15,410
AXA Enterprise Multimanager Value Fund‡	81,161	981,238
AXA Enterprise Short Duration Bond Fund‡	117,578	1,162,846
AXA Enterprise Small Company Growth Fund*‡	5,699	176,154
Enterprise Capital Appreciation Fund*‡	14,599	520,900
Enterprise Equity Fund*‡	37,252	248,840
Enterprise Growth Fund*‡	17,762	322,203
Enterprise Small Company Value Fund‡	23,311	$300,717

Total Investment Companies (97.0%) (Cost $5,667,105)		5,789,203

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.4%)
JPMorgan Chase Nassau 2.77%, 8/1/05 (Amortized Cost $85,182)	$85,182	85,182

Total Investments (98.4%) (Cost/Amortized Cost $5,752,287)		5,874,385
Other Assets Less Liabilities (1.6%)		95,825

Net Assets (100%)		$5,970,210

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the period January 10, 2005* through July 31, 2005, were as follows:

Securities	Market Value January 10, 2005*	Purchases at Cost	Sales at Cost	Market Value July 31, 2005	Dividend Income	Realized Gain
AXA Enterprise Deep Value Fund	$—	$284,892	$1,133	$296,923	$—	$95
AXA Enterprise Equity Income Fund	—	108,004	427	112,375	—	20
AXA Enterprise Government Securities Fund	—	761,509	116,316	639,847	5,368	1,029
AXA Enterprise High Yield Bond Fund	—	451,537	212,981	243,284	5,220	2,912
AXA Enterprise Multimanager Core Bond Fund	—	950,948	190,730	755,850	5,694	2,172
AXA Enterprise Multimanager Mid Cap Growth Fund	—	92,657	80,980	12,616	—	4,021
AXA Enterprise Multimanager Mid Cap Value Fund	—	444,755	430,255	15,410	—	19,745
AXA Enterprise Multimanager Value Fund	—	956,468	3,844	981,238	—	65
AXA Enterprise Short Duration Bond Fund	—	1,173,235	5,027	1,162,846	4,158	(2)
AXA Enterprise Small Company Growth Fund	—	165,425	649	176,154	—	21
Enterprise Capital Appreciation Fund	—	534,303	39,970	520,900	—	1,929
Enterprise Equity Fund	—	428,396	189,131	248,840	—	11,539
Enterprise Growth Fund	—	306,221	1,207	322,203	—	21
Enterprise Small Company Value Fund	—	282,467	1,062	300,717	—	54

	$—	$6,940,817	$1,273,712	$5,789,203	$20,440	$43,621

*	Commencement of Operations

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,940,817
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,317,333

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,172
Aggregate gross unrealized depreciation	(15,074)

Net unrealized appreciation	$122,098

Federal income tax cost of investments	$5,752,287

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Deep Value Fund‡	250,496	$2,903,245
AXA Enterprise Equity Income Fund‡	124,118	3,467,844
AXA Enterprise Government Securities Fund‡	742,133	9,328,615
AXA Enterprise Multimanager Core Bond Fund‡	1,157,662	11,565,048
AXA Enterprise Multimanager International Equity Fund‡	1,903,552	24,175,108
AXA Enterprise Multimanager Mid Cap Growth Fund‡	2,066	21,116
AXA Enterprise Multimanager Mid Cap Value Fund*‡	1,629	20,945
AXA Enterprise Multimanager Value Fund‡	1,419,035	17,156,139
AXA Enterprise Short Duration Bond Fund‡	1,114,695	11,024,335
AXA Enterprise Small Company Growth Fund*‡	56,656	1,751,235
Enterprise Capital Appreciation Fund*‡	287,579	10,260,836
Enterprise Equity Fund*‡	761,344	5,085,776
Enterprise Growth Fund*‡	384,112	6,967,800
Enterprise Small Company Value Fund‡	789,499	$10,184,535

Total Investment Companies (99.9%) (Cost $110,817,472)		113,912,577

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.1%)
JPMorgan Chase Nassau 2.77%, 8/1/05 (Amortized Cost $143,733)	$143,733	143,733

Total Investments (100.0%) (Cost/Amortized Cost $110,961,205)		114,056,310
Other Assets Less Liabilities (0.0%)		(56,036)

Net Assets (100%)		$114,000,274

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the period June 6, 2005* through July 31, 2005, were as follows:

Securities	Market Value June 4, 2005*	Purchases at Cost	Sales at Cost	Market Value July 31, 2005	Dividend Income	Realized Gain
AXA Enterprise Deep Value Fund	$—	$2,853,837	$85,204	$2,903,245	$—	$2,296
AXA Enterprise Equity Income Fund	—	3,424,604	102,585	3,467,844	—	2,416
AXA Enterprise Government Securities Fund	—	9,730,809	298,605	9,328,615	59,009	(1,103)
AXA Enterprise Multimanager Core Bond Fund	—	12,060,464	369,080	11,565,048	74,349	(1,578)
AXA Enterprise Multimanager International Equity Fund	—	23,972,229	727,308	24,175,108	—	7,696
AXA Enterprise Multimanager Mid Cap Growth Fund	—	20,000	—	21,116	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	—	20,000	—	20,945	—	—
AXA Enterprise Multimanager Value Fund	—	17,123,021	519,038	17,156,139	—	5,965
AXA Enterprise Short Duration Bond Fund	—	11,441,833	350,925	11,024,335	59,122	(922)
AXA Enterprise Small Company Growth Fund	—	1,712,302	69,832	1,751,235	—	2,668
Enterprise Capital Appreciation Fund	—	10,273,813	311,465	10,260,836	—	3,537
Enterprise Equity Fund	—	5,136,906	158,371	5,085,776	—	(870)
Enterprise Growth Fund	—	6,849,208	207,554	6,967,800	—	2,447
Enterprise Small Company Value Fund	—	9,703,045	304,632	10,184,535	—	12,869

	$—	$114,322,071	$3,504,599	$113,912,577	$192,480	$35,421

*	Commencement of Operations

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$160,404,818
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$170,214,441

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,400,208
Aggregate gross unrealized depreciation	(960,573)

Net unrealized appreciation	$439,635

Federal income tax cost of investments	$113,616,675

The Fund has a net capital loss carryforward of $32,851,186 of which $2,270,285 expires in the year 2009 and $30,580,901 expires in the year 2010.

Capital loss carryforward amounts are acquired from the Enterprise Managed Fund as a result of a tax-free reorganization that occurred June 6, 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Deep Value Fund‡	18,651	$216,168
AXA Enterprise Equity Income Fund‡	4,911	137,224
AXA Enterprise Government Securities Fund‡	8,686	109,178
AXA Enterprise Multimanager Core Bond Fund‡	15,582	155,668
AXA Enterprise Multimanager International Equity Fund‡	73,488	933,295
AXA Enterprise Multimanager Mid Cap Growth Fund‡	1,272	13,000
AXA Enterprise Multimanager Mid Cap Value Fund*‡	935	12,023
AXA Enterprise Multimanager Value Fund‡	52,446	634,069
AXA Enterprise Short Duration Bond Fund‡	8	82
AXA Enterprise Small Company Growth Fund*‡	5,731	177,156
Enterprise Capital Appreciation Fund*‡	8,602	306,935
Enterprise Equity Fund*‡	30,286	202,308
Enterprise Growth Fund*‡	13,630	$247,245
Enterprise Small Company Value Fund‡	17,941	231,437

Total Investment Companies (98.8%) (Cost $3,267,791)		3,375,788

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.2%)
JPMorgan Chase Nassau 2.77%, 8/1/05 (Amortized Cost $41,267)	$41,267	41,267

Total Investments (100.0%) (Cost/Amortized Cost $3,309,058)		3,417,055
Other Assets Less Liabilities (0.0%)		(678)

Net Assets (100%)		$3,416,377

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The Holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the period January 10, 2005* through July 31, 2005, were as follows:

Securities	Market Value January 10, 2005*	Purchases at Cost	Sales at Cost	Market Value July 31, 2005	Dividend Income	Realized Gain
AXA Enterprise Deep Value Fund	$—	$230,882	$24,028	$216,168	$—	$1,314
AXA Enterprise Equity Income Fund	—	154,878	22,151	137,224	—	656
AXA Enterprise Government Securities Fund	—	130,164	20,106	109,178	779	99
AXA Enterprise Multimanager Core Bond Fund	—	187,732	31,104	155,668	946	238
AXA Enterprise Multimanager International Equity Fund	—	1,043,344	140,793	933,295	—	1,119
AXA Enterprise Multimanager Mid Cap Growth Fund	—	88,192	76,143	13,000	—	3,856
AXA Enterprise Multimanager Mid Cap Value Fund	—	176,384	165,089	12,023	—	7,912
AXA Enterprise Multimanager Value Fund	—	720,379	102,888	634,069	—	1,012
AXA Enterprise Short Duration Bond Fund	—	17,721	17,638	82	83	3
AXA Enterprise Small Company Growth Fund	—	206,505	37,542	177,156	—	2,868
Enterprise Capital Appreciation Fund	—	432,186	135,647	306,935	—	7,433
Enterprise Equity Fund	—	363,170	167,139	202,308	—	8,202
Enterprise Growth Fund	—	270,319	34,753	247,245	—	725
Enterprise Small Company Value Fund	—	256,987	36,032	231,437	—	1,980

	$—	$4,278,843	$1,011,053	$3,375,788	$1,808	$37,417

*	Commencement of Operations

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,278,843
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,048,470

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,839
Aggregate gross unrealized depreciation	(1,842)

Net unrealized appreciation	$107,997

Federal income tax cost of investments	$3,309,058

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.7%)
Hotels, Restaurants & Leisure (2.3%)
Carnival Corp.	1,450	$75,980
Starbucks Corp.*	2,050	107,728
Starwood Hotels & Resorts Worldwide, Inc.	1,100	69,652

		253,360

Household Durables (0.6%)
Centex Corp.	400	29,592
D.R. Horton, Inc.	573	23,539
Lennar Corp., Class A	260	17,490

		70,621

Internet & Catalog Retail (5.6%)
Amazon.com, Inc.*	5,450	246,176
eBay, Inc.*	8,710	363,904

		610,080

Media (2.9%)
Pixar*	3,100	133,331
XM Satellite Radio Holdings, Inc., Class A*	5,160	183,851

		317,182

Multiline Retail (2.2%)
Federated Department Stores, Inc.	450	34,141
J.C. Penney Co., Inc.	1,300	72,982
Kohl’s Corp.*	325	18,314
Target Corp.	1,880	110,450

		235,887

Specialty Retail (2.3%)
Bed Bath & Beyond, Inc.*	1,240	56,916
Best Buy Co., Inc.	240	18,384
Lowe’s Cos., Inc.	1,620	107,277
Urban Outfitters, Inc.*	310	18,820
Williams-Sonoma, Inc.*	1,200	52,992

		254,389

Textiles, Apparel & Luxury Goods (1.8%)
Coach, Inc.*	3,620	127,098
NIKE, Inc., Class B	800	67,040

		194,138

Total Consumer Discretionary		1,935,657

Consumer Staples (5.3%)
Beverages (0.4%)
PepsiCo, Inc.	925	50,440

Food & Staples Retailing (2.7%)
Wal-Mart Stores, Inc.	1,400	69,090
Walgreen Co.	4,675	223,745

		292,835

Household Products (1.8%)
Procter & Gamble Co.	3,490	194,149

Personal Products (0.4%)
Gillette Co.	850	45,620

Total Consumer Staples		583,044

Energy (2.0%)
Energy Equipment & Services (1.4%)
Schlumberger Ltd.	640	53,594
Smith International, Inc.	500	33,970
Transocean, Inc.*	1,150	64,894

		152,458

Oil & Gas (0.6%)
Apache Corp.	500	34,200
ConocoPhillips	550	$34,425

		68,625

Total Energy		221,083

Financials (12.5%)
Capital Markets (3.8%)
Charles Schwab Corp.	2,040	27,948
Franklin Resources, Inc.	575	46,471
Goldman Sachs Group, Inc.	1,520	163,370
Legg Mason, Inc.	1,030	105,214
Merrill Lynch & Co., Inc.	1,310	77,002

		420,005

Commercial Banks (1.3%)
Commerce Bancorp, Inc./New Jersey	3,305	112,139
Zions Bancorp	450	32,166

		144,305

Diversified Financial Services (1.2%)
Citigroup, Inc.	2,285	99,397
JPMorgan Chase & Co.	918	32,259

		131,656

Insurance (5.8%)
Aflac, Inc.	540	24,354
American International Group, Inc.	2,800	168,560
MetLife, Inc.	800	39,312
Progressive Corp.	4,050	403,745

		635,971

Thrifts & Mortgage Finance (0.4%)
Golden West Financial Corp.	650	42,328

Total Financials		1,374,265

Health Care (20.7%)
Biotechnology (8.7%)
Amgen, Inc.*	4,097	326,736
Genentech, Inc.*	5,470	488,635
Gilead Sciences, Inc.*	3,076	137,835

		953,206

Health Care Equipment & Supplies (4.9%)
Alcon, Inc.	790	90,495
Medtronic, Inc.	1,850	99,789
St. Jude Medical, Inc.*	3,140	148,867
Stryker Corp.	1,360	73,562
Zimmer Holdings, Inc.*	1,530	126,011

		538,724

Health Care Providers & Services (3.7%)
Aetna, Inc.	1,000	77,400
Caremark Rx, Inc.*	2,130	94,955
UnitedHealth Group, Inc.	2,610	136,503
WellPoint, Inc.*	1,460	103,281

		412,139

Pharmaceuticals (3.4%)
Abbott Laboratories	2,300	107,249
Forest Laboratories, Inc.*	1,670	66,666
Novartis AG (ADR)	1,150	56,017
Schering-Plough Corp.	2,700	56,214
Teva Pharmaceutical Industries Ltd. (ADR)	2,700	84,780

		370,926

Total Health Care		2,274,995

Industrials (7.0%)
Aerospace & Defense (1.5%)
Boeing Co.	1,200	79,212
United Technologies Corp.	1,800	91,260

		170,472

Air Freight & Logistics (0.4%)
FedEx Corp.	375	31,534

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	150	$10,945

		42,479

Building Products (0.3%)
American Standard Cos., Inc.	710	31,439

Commercial Services & Supplies (1.5%)
Apollo Group, Inc., Class A*	2,200	165,330

Industrial Conglomerates (2.5%)
General Electric Co.	7,950	274,275

Machinery (0.8%)
Danaher Corp.	1,590	88,166

Total Industrials		772,161

Information Technology (33.4%)
Communications Equipment (5.3%)
Cisco Systems, Inc.*	2,900	55,535
Comverse Technology, Inc.*	1,850	46,786
Corning, Inc.*	1,830	34,862
Juniper Networks, Inc.*	6,630	159,054
QUALCOMM, Inc.	7,180	283,538

		579,775

Computers & Peripherals (7.6%)
Apple Computer, Inc.*	2,620	111,743
Dell, Inc.*	8,840	357,755
EMC Corp.*	8,680	118,829
Network Appliance, Inc.*	8,785	224,105
SanDisk Corp.*	500	16,910

		829,342

Electronic Equipment & Instruments (0.2%)
Amphenol Corp., Class A	420	18,707

Internet Software & Services (7.1%)
Google, Inc., Class A*	1,140	328,046
Yahoo!, Inc.*	13,390	446,423

		774,469

IT Services (0.6%)
Automatic Data Processing, Inc.	750	33,308
Infosys Technologies Ltd. (ADR)	250	17,795
Iron Mountain, Inc.*	490	16,802

		67,905

Semiconductors & Semiconductor Equipment (5.9%)
Advanced Micro Devices, Inc.*	645	$12,952
Broadcom Corp., Class A*	4,780	204,441
Marvell Technology Group Ltd.*	5,340	233,304
Maxim Integrated Products, Inc.	2,800	117,236
Xilinx, Inc.	2,850	80,797

		648,730

Software (6.7%)
Adobe Systems, Inc.	2,500	74,100
Electronic Arts, Inc.*	3,100	178,560
Mercury Interactive Corp.*	900	35,433
Microsoft Corp.	5,765	147,642
Oracle Corp.*	5,250	71,295
SAP AG (ADR)	1,410	60,376
Symantec Corp.*	7,880	173,123

		740,529

Total Information Technology		3,659,457

Materials (0.4%)
Chemicals (0.4%)
Dow Chemical Co.	850	40,757

Total Materials		40,757

Total Common Stocks (99.0%) (Cost $8,391,153)		10,861,419

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.3%)
JPMorgan Chase Nassau 2.77%, 8/1/05 (Amortized Cost $139,896)	$139,896	139,896

Total Investments (100.3%) (Cost/Amortized Cost $8,531,049)		11,001,315
Other Assets Less Liabilities (-0.3%)		(31,027)

Net Assets (100%)		$10,970,288

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,408,371
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,361,836

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,549,108
Aggregate gross unrealized depreciation	(211,662)

Net unrealized appreciation	$2,337,446

Federal income tax cost of investments	$8,663,869

For the nine months ended July 31, 2005, the Fund incurred approximately $192 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,953,192 of which $774,412 expires in the year 2010, $757,736 expires in the year 2011 and $421,044 expires in the year 2012.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.	300	$8,265
Autoliv, Inc.	100	4,455
BorgWarner, Inc.	400	23,268
Cooper Tire & Rubber Co.	600	12,072
Lear Corp.	425	18,177
Magna International, Inc., Class A	250	19,275

		85,512

Automobiles (0.5%)
Harley-Davidson, Inc.	1,265	67,285

Hotels, Restaurants & Leisure (1.6%)
Hilton Hotels Corp.	1,840	45,540
McDonald’s Corp.	1,400	43,638
Royal Caribbean Cruises Ltd.	1,330	60,448
Starbucks Corp.*	1,205	63,323

		212,949

Household Durables (0.9%)
American Greetings Corp., Class A	3,680	93,619
Newell Rubbermaid, Inc.	1,000	24,870

		118,489

Internet & Catalog Retail (0.6%)
IAC/InterActiveCorp*	2,900	77,430

Media (3.9%)
Comcast Corp., Class A*	1,650	50,705
Comcast Corp., Special Class A*	3,300	99,000
DIRECTV Group, Inc.*	8,491	130,761
Interpublic Group of Cos., Inc.*	2,000	25,000
Sirius Satellite Radio, Inc.*	3,440	23,461
Time Warner, Inc.*	7,025	119,566
Viacom, Inc., Class B	125	4,186
Walt Disney Co.	200	5,128
XM Satellite Radio Holdings, Inc., Class A*	1,205	42,934

		500,741

Multiline Retail (1.5%)
Nordstrom, Inc.	500	18,505
Target Corp.	2,925	171,844

		190,349

Specialty Retail (4.2%)
Best Buy Co., Inc.	1,410	108,006
Gap, Inc.	1,000	21,110
Home Depot, Inc.	4,385	190,792
Limited Brands	1,200	29,256
Linens ‘N Things, Inc.*	3,269	85,811
Office Depot, Inc.*	1,300	36,894
Staples, Inc.	3,342	76,097

		547,966

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.	650	19,871
NIKE, Inc., Class B	1,075	90,085

		109,956

Total Consumer Discretionary		1,910,677

Consumer Staples (5.2%)
Beverages (1.2%)
Coca-Cola Co.	400	17,504
PepsiCo, Inc.	2,410	131,418

		148,922

Food & Staples Retailing (0.8%)
Kroger Co.*	1,500	29,775
Safeway, Inc.	1,200	29,160
Wal-Mart Stores, Inc.	900	$44,415

		103,350
Food Products (0.5%)
Archer-Daniels-Midland Co.	400	9,176
Sara Lee Corp.	1,300	25,909
Unilever N.V. (N.Y. Shares)	375	25,091

		60,176

Household Products (1.7%)
Colgate-Palmolive Co.	1,770	93,704
Procter & Gamble Co.	2,380	132,399

		226,103

Tobacco (1.0%)
Altria Group, Inc.	1,425	95,418
UST, Inc.	700	32,214

		127,632

Total Consumer Staples		666,183

Energy (7.5%)
Energy Equipment & Services (1.3%)
Diamond Offshore Drilling, Inc.	500	28,530
GlobalSantaFe Corp.	600	26,994
Halliburton Co.	1,510	84,635
Rowan Cos., Inc.	700	23,912

		164,071

Oil & Gas (6.2%)
BP plc (ADR)	425	27,999
Chevron Corp.	2,317	134,409
ConocoPhillips	1,000	62,590
Exxon Mobil Corp.	5,900	346,625
Marathon Oil Corp.	800	46,688
Occidental Petroleum Corp.	1,255	103,262
Petroleo Brasileiro S.A. (ADR)	1,625	85,426

		806,999

Total Energy		971,070

Financials (18.1%)
Capital Markets (3.6%)
Bank of New York Co., Inc.	4,000	123,120
Charles Schwab Corp.	5,200	71,240
E*Trade Financial Corp.*	4,600	71,346
Goldman Sachs Group, Inc.	1,000	107,480
Lehman Brothers Holdings, Inc.	250	26,282
Merrill Lynch & Co., Inc.	400	23,512
Morgan Stanley	920	48,806

		471,786

Commercial Banks (4.3%)
Bank of America Corp.	4,000	174,400
Comerica, Inc.	500	30,550
Huntington Bancshares, Inc./Ohio	1,000	24,940
KeyCorp.	825	28,248
Lloyds TSB Group plc	11,900	100,985
National City Corp.	850	31,373
PNC Financial Services Group, Inc.	125	6,853
SunTrust Banks, Inc.	450	32,724
U.S. Bancorp.	1,625	48,847
Wachovia Corp.	1,025	51,639
Wells Fargo & Co.	375	23,003

		553,562

Consumer Finance (1.0%)
American Express Co.	2,340	128,700

Diversified Financial Services (2.6%)
Chicago Mercantile Exchange Holdings, Inc.	300	90,315
Citigroup, Inc.	5,100	221,850
JPMorgan Chase & Co.	700	24,598

		336,763

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (5.1%)
ACE Ltd.	400	$18,484
Allstate Corp.	750	45,945
American International Group, Inc.	550	33,110
Chubb Corp.	375	33,307
Genworth Financial, Inc., Class A	1,100	34,496
Hartford Financial Services Group, Inc.	475	38,271
Marsh & McLennan Cos., Inc.	3,300	95,601
MBIA, Inc.	1,617	98,217
MetLife, Inc.	750	36,855
PartnerReinsurance Ltd.	150	9,723
Prudential Financial, Inc.	400	26,760
St. Paul Travelers Cos., Inc.	3,627	159,660
XL Capital Ltd., Class A	400	28,728

		659,157

Thrifts & Mortgage Finance (1.5%)
Countrywide Financial Corp.	2,075	74,700
Fannie Mae	725	40,499
Freddie Mac	650	41,132
Washington Mutual, Inc.	875	37,170

		193,501

Total Financials		2,343,469

Health Care (15.9%)
Biotechnology (1.2%)
Amgen, Inc.*	1,105	88,123
Genentech, Inc.*	730	65,211

		153,334

Health Care Equipment & Supplies (3.2%)
Biomet, Inc.	1,670	63,677
Boston Scientific Corp.*	3,200	92,640
Fisher Scientific International, Inc.*	1,000	67,050
Medtronic, Inc.	2,925	157,775
Varian Medical Systems, Inc.*	885	34,745

		415,887

Health Care Providers & Services (6.1%)
AmerisourceBergen Corp.	200	14,358
Caremark Rx, Inc.*	1,755	78,238
Eclipsys Corp.*	4,000	67,880
Health Management Associates, Inc. Class A	3,390	80,682
Laboratory Corp. of America Holdings*	200	10,134
Medco Health Solutions, Inc.*	800	38,752
Tenet Healthcare Corp.*	1,100	13,354
UnitedHealth Group, Inc.	6,620	346,226
WellPoint, Inc.*	1,900	134,406

		784,030

Pharmaceuticals (5.4%)
Abbott Laboratories	700	32,641
Bristol-Myers Squibb Co.	650	16,237
Eli Lilly & Co.	1,710	96,307
GlaxoSmithKline plc (ADR)	525	24,906
Johnson & Johnson	1,225	78,351
Merck & Co., Inc.	1,275	39,601
Pfizer, Inc.	6,900	182,850
Sanofi-Aventis	1,100	95,332
Sanofi-Aventis (ADR)	2,830	122,539
Wyeth	150	6,863

		695,627

Total Health Care		2,048,878

Industrials (11.1%)
Aerospace & Defense (0.9%)
Boeing Co.	900	59,409
General Dynamics Corp.	100	11,519
Goodrich Corp.	850	$37,604
Raytheon Co.	260	10,226

		118,758

Air Freight & Logistics (1.0%)
FedEx Corp.	1,480	124,453
United Parcel Service, Inc., Class B	125	9,121

		133,574

Airlines (0.8%)
Southwest Airlines Co.	6,848	97,173

Building Products (0.2%)
Masco Corp.	800	27,128

Commercial Services & Supplies (0.8%)
Apollo Group, Inc., Class A*	1,020	76,653
FTI Consulting, Inc.*	1,175	28,318

		104,971

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	475	30,676
Hubbell, Inc., Class B	300	13,620

		44,296

Industrial Conglomerates (4.7%)
General Electric Co.	13,920	480,240
Textron, Inc.	500	37,085
Tyco International Ltd.	3,120	95,066

		612,391

Machinery (0.6%)
Eaton Corp.	500	32,670
Ingersoll-Rand Co., Class A	200	15,634
SPX Corp.	500	24,440

		72,744

Road & Rail (1.7%)
Burlington Northern Santa Fe Corp.	800	43,400
CSX Corp.	650	29,601
Norfolk Southern Corp.	975	36,280
Union Pacific Corp.	1,600	112,496

		221,777

Total Industrials		1,432,812

Information Technology (17.4%)
Communications Equipment (5.0%)
ADC Telecommunications, Inc.*	978	25,565
Cisco Systems, Inc.*	11,390	218,119
Corning, Inc.*	2,300	43,815
Motorola, Inc	11,295	239,228
QUALCOMM, Inc.	100	3,949
Research In Motion Ltd.*	1,305	92,211
Tellabs, Inc.*	2,500	24,300

		647,187

Computers & Peripherals (2.1%)
Dell, Inc.*	1,410	57,063
EMC Corp.*	1,800	24,642
Hewlett-Packard Co.	2,535	62,412
International Business
Machines Corp.	750	62,595
Lexmark International, Inc. Class A*	1,075	67,402

		274,114

Electronic Equipment & Instruments (0.7%)
Arrow Electronics, Inc.*	300	9,006
Avnet, Inc.*	500	13,090
Celestica, Inc.*	400	4,660
Flextronics International Ltd.*	1,700	23,018
Sanmina-SCI Corp.*	3,200	15,296
Solectron Corp.*	4,400	16,896
Tech Data Corp.*	250	9,695

		91,661

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (1.5%)
Google, Inc., Class A*	190	$54,674
Yahoo!, Inc.*	4,190	139,695

		194,369

IT Services (0.4%)
BearingPoint, Inc.*	3,300	27,093
Electronic Data Systems Corp.	1,350	27,770

		54,863

Semiconductors & Semiconductor Equipment (3.4%)
Agere Systems, Inc.*	1,110	12,421
Intel Corp.	5,575	151,305
Samsung Electronics Co., Ltd. (GDR)§	249	68,513
Texas Instruments, Inc.	6,310	200,406

		432,645

Software (4.3%)
Microsoft Corp.	16,965	434,473
Oracle Corp.*	4,500	61,110
SAP AG (ADR)	1,240	53,097

		548,680

Total Information Technology		2,243,519

Materials (2.3%)
Chemicals (1.2%)
Dow Chemical Co.	2,600	124,670
DuPont (E.I.) de Nemours & Co.	600	25,608
Hercules, Inc.*	700	9,800

		160,078

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*	1,000	12,130

Metals & Mining (0.9%)
Rio Tinto plc (ADR)	605	80,253
United States Steel Corp.	800	34,120

		114,373

Paper & Forest Products (0.1%)
Georgia-Pacific Corp.	400	13,660

Total Materials		300,241

Telecommunication Services (4.5%)
Diversified Telecommunication Services (1.8%)
ALLTEL Corp.	1,700	113,050
SBC Communications, Inc.	300	7,335
Sprint Corp.	2,200	59,180
Verizon Communications, Inc.	1,650	56,479

		236,044

Wireless Telecommunication Services (2.7%)
China Mobile (Hong Kong) Ltd. (ADR)	2,780	56,073
Crown Castle International Corp.*	3,600	78,336
Leap Wireless International, Inc.*	1,500	46,575
NII Holdings, Inc.*	2,250	167,490

		348,474

Total Telecommunication Services		584,518

Utilities (1.1%)
Electric Utilities (0.9%)
American Electric Power Co., Inc.	850	32,895
Entergy Corp.	500	38,970
Exelon Corp.	800	42,816

		114,681

Multi-Utilities & Unregulated Power (0.2%)
Constellation Energy Group, Inc.	500	30,105

Total Utilities		144,786

Total Common Stocks (97.9%) (Cost $10,811,708)		12,646,153

SHORT-TERM DEBT SECURITIES:
Time Deposit (1.6%)
JPMorgan Chase Nassau, 2.77%, 8/1/05 (Amortized Cost $212,100)	$212,100	$212,100

Total Investments (99.5%) (Cost/Amortized Cost $11,023,808)		12,858,253
Other Assets Less Liabilities (0.5%)		60,490

Net Assets (100%)		$12,918,743

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2005, the market value of these securities amounted to $68,513 or 0.53% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,961,296
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,082,414

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,084,098
Aggregate gross unrealized depreciation	(387,166)

Net unrealized appreciation	$1,696,932

Federal income tax cost of investments	$11,161,321

For the nine months ended July 31, 2005, the Fund incurred approximately $1,169 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $524,197 of which $144,365 expires in the year 2010 and $379,832 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.3%)
Johnson Controls, Inc.	1,900	$109,136

Automobiles (0.1%)
Harley-Davidson, Inc.	700	37,233

Hotels, Restaurants & Leisure (2.2%)
Carnival Corp.	2,050	107,420
McDonald’s Corp.	18,301	570,442
Royal Caribbean Cruises Ltd.	500	22,725

		700,587

Household Durables (0.4%)
Fortune Brands, Inc.	1,450	137,098

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	2,100	46,074

Media (5.0%)
Comcast Corp., Class A*	9,200	282,716
Comcast Corp., Special Class A*	5,050	151,500
News Corp., Class A	15,050	246,519
Reed Elsevier plc	8,362	77,438
Time Warner, Inc.*	18,898	321,644
Tribune Co.	1,588	57,962
Viacom, Inc., Class B	12,158	407,171
Walt Disney Co.	1,915	49,101

		1,594,051

Specialty Retail (2.3%)
Bed Bath & Beyond, Inc.*	1,150	52,785
Gap, Inc.	6,310	133,204
Home Depot, Inc.	5,950	258,884
Lowe’s Cos., Inc.	3,340	221,175
TJX Cos., Inc.	3,635	85,459

		751,507

Total Consumer Discretionary		3,375,686

Consumer Staples (8.3%)
Beverages (0.4%)
Diageo plc	3,494	48,351
PepsiCo, Inc.	1,222	66,636

		114,987

Food & Staples Retailing (0.7%)
Wal-Mart Stores, Inc.	4,650	229,477

Food Products (1.7%)
Archer-Daniels-Midland Co.	7,847	180,010
H.J. Heinz Co.	2,219	81,615
Kellogg Co.	3,533	160,080
Nestle S.A. (Registered)	206	56,664
Sara Lee Corp.	2,830	56,402

		534,771

Household Products (1.2%)
Colgate-Palmolive Co.	1,800	95,292
Kimberly-Clark Corp.	2,316	147,668
Procter & Gamble Co.	2,900	161,327

		404,287

Personal Products (0.6%)
Avon Products, Inc.	5,940	194,297

Tobacco (3.7%)
Altria Group, Inc.	17,220	1,153,051
Loews Corp.- Carolina Group	1,200	46,716

		1,199,767

Total Consumer Staples		2,677,586

Energy (13.6%)
Energy Equipment & Services (3.4%)
Baker Hughes, Inc.	2,400	$135,696
Halliburton Co.	12,500	700,625
Nabors Industries Ltd.*	2,750	179,988
Noble Corp.	1,123	75,443
Schlumberger Ltd.	250	20,935

		1,112,687

Oil & Gas (10.2%)
BP plc (ADR)	4,330	285,260
Chevron Corp.	650	37,706
ConocoPhillips	14,312	895,788
Devon Energy Corp.	1,245	69,832
EOG Resources, Inc.	1,525	93,177
Exxon Mobil Corp.	7,041	413,659
Marathon Oil Corp.	6,416	374,438
Noble Energy, Inc.	2,823	232,926
Occidental Petroleum Corp.	5,625	462,825
Total S.A. (ADR)	1,950	243,750
Unocal Corp.	2,622	170,037

		3,279,398

Total Energy		4,392,085

Financials (23.4%)
Capital Markets (3.0%)
Franklin Resources, Inc.	590	47,684
Goldman Sachs Group, Inc.	3,341	359,091
Lehman Brothers Holdings, Inc.	640	67,283
Mellon Financial Corp.	3,604	109,778
Merrill Lynch & Co., Inc.	4,405	258,926
Morgan Stanley	950	50,397
UBS AG (Registered)	660	54,386

		947,545

Commercial Banks (4.8%)
Bank of America Corp.	19,410	846,276
North Fork Bancorp, Inc.	4,100	112,299
PNC Financial Services Group, Inc.	3,520	192,966
SunTrust Banks, Inc.	3,267	237,576
Wachovia Corp.	800	40,304
Wells Fargo & Co.	1,975	121,147

		1,550,568

Consumer Finance (0.6%)
American Express Co.	1,852	101,860
MBNA Corp.	3,750	94,350

		196,210

Diversified Financial Services (6.2%)
Citigroup, Inc.	27,650	1,202,775
JPMorgan Chase & Co.	22,235	781,338

		1,984,113

Insurance (7.0%)
ACE Ltd.	6,250	288,812
Aflac, Inc.	1,548	69,815
Allstate Corp.	4,247	260,171
American International Group, Inc.	7,150	430,430
Axis Capital Holdings Ltd.	3,350	96,480
Chubb Corp.	679	60,309
Hartford Financial Services
Group, Inc.	1,673	134,794
MetLife, Inc.	7,514	369,238
St. Paul Travelers Cos., Inc.	12,619	555,488

		2,265,537

Thrifts & Mortgage Finance (1.8%)
Fannie Mae	9,441	527,374
Freddie Mac	905	57,269

		584,643

Total Financials		7,528,616

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (7.0%)
Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	1,138	$44,689
Boston Scientific Corp.*	8,100	234,495
Zimmer Holdings, Inc.*	500	41,180

		320,364

Health Care Providers & Services (1.0%)
Health Management Associates, Inc., Class A	4,500	107,100
UnitedHealth Group, Inc.	650	33,995
WellPoint, Inc.*	2,500	176,850

		317,945

Pharmaceuticals (5.0%)
Abbott Laboratories	2,676	124,782
Eli Lilly & Co.	416	23,429
Forest Laboratories, Inc.*	950	37,924
Johnson & Johnson	2,958	189,194
Merck & Co., Inc.	4,521	140,422
Novartis AG (ADR)	8,400	409,164
Novartis AG (Registered)	464	22,638
Pfizer, Inc.	3,157	83,660
Roche Holding AG	162	22,085
Sanofi-Aventis (ADR)	10,323	446,986
Wyeth	2,915	133,361

		1,633,645

Total Health Care		2,271,954

Industrials (16.4%)
Aerospace & Defense (2.2%)
Lockheed Martin Corp.	3,154	196,810
Northrop Grumman Corp.	3,599	199,564
United Technologies Corp.	5,970	302,679

		699,053

Air Freight & Logistics (0.4%)
CNF, Inc.	490	25,279
United Parcel Service, Inc., Class B	1,550	113,104

		138,383

Building Products (0.8%)
American Standard Cos., Inc.	2,150	95,202
Masco Corp.	4,510	152,934

		248,136

Commercial Services & Supplies (3.4%)
Cendant Corp.	22,450	479,532
R.R. Donnelley & Sons Co. (New York Exchange)	8,204	295,754
Waste Management, Inc.	11,700	329,004

		1,104,290

Electrical Equipment (0.6%)
Cooper Industries Ltd., Class A	995	64,257
Emerson Electric Co.	1,778	116,992

		181,249

Industrial Conglomerates (3.1%)
General Electric Co.	13,150	453,675
Tyco International Ltd.	18,465	562,629

		1,016,304

Machinery (2.6%)
Deere & Co.	9,816	721,770
Illinois Tool Works, Inc.	1,155	98,926
Sandvik AB	805	32,218

		852,914

Road & Rail (3.1%)
Burlington Northern Santa Fe Corp.	2,909	157,813
CSX Corp.	8,250	375,705
Norfolk Southern Corp.	9,200	342,332
Union Pacific Corp.	1,550	108,981

		984,831

Trading Companies & Distributors (0.2%)
Finning International, Inc.	406	$12,578
Grainger (W.W.), Inc.	790	49,233

		61,811

Total Industrials		5,286,971

Information Technology (6.2%)
Communications Equipment (0.5%)
QUALCOMM, Inc.	4,050	159,934

Computers & Peripherals (1.0%)
EMC Corp.*	1,650	22,588
Hewlett-Packard Co.	9,600	236,352
International Business Machines Corp.	623	51,996

		310,936

IT Services (0.9%)
Accenture Ltd., Class A*	6,840	171,274
Fiserv, Inc.*	2,600	115,362

		286,636

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.	1,225	48,020

Software (3.7%)
Microsoft Corp.	37,350	956,534
Oracle Corp.*	8,700	118,146
Symantec Corp.*	5,060	111,168

		1,185,848

Total Information Technology		1,991,374

Materials (4.4%)
Chemicals (3.8%)
Air Products & Chemicals, Inc.	5,612	335,373
BASF AG (ADR)	3,550	251,340
Dow Chemical Co.	2,250	107,888
DuPont (E.I.) de Nemours & Co.	4,196	179,085
L’Air Liquide S.A.	140	24,913
Nalco Holding Co.*	1,405	30,137
PPG Industries, Inc.	2,536	164,916
Praxair, Inc.	728	35,956
Syngenta AG*	868	90,842

		1,220,450

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*	2,301	27,911

Metals & Mining (0.1%)
Alcoa, Inc.	1,800	50,490

Paper & Forest Products (0.4%)
Bowater, Inc.	382	12,915
International Paper Co.	3,588	113,381

		126,296

Total Materials		1,425,147

Telecommunication Services (5.0%)
Diversified Telecommunication Services (4.5%)
BellSouth Corp.	3,350	92,460
SBC Communications, Inc.	8,200	200,490
Sprint Corp.	32,350	870,215
Verizon Communications, Inc.	8,541	292,359

		1,455,524

Wireless Telecommunication Services (0.5%)
Vodafone Group plc	58,202	150,119

Total Telecommunication Services		1,605,643

Utilities (2.5%)
Electric Utilities (1.6%)
Entergy Corp.	4,005	312,150
Exelon Corp.	739	39,551

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
FPL Group, Inc.	440	$18,973
PPL Corp.	1,466	90,276
TXU Corp.	695	60,215

		521,165

Multi-Utilities & Unregulated Power (0.9%)
Dominion Resources, Inc.	3,160	233,398
Public Service Enterprise Group, Inc.	805	51,761

		285,159

Total Utilities		806,324

Total Common Stocks (97.3%) (Cost $29,190,000)		31,361,386

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Commercial Paper (0.6%)
Merrill Lynch & Co. 3.28%, 8/1/05 (p)	$187,000	$186,983

Time Deposit (2.1%)
JPMorgan Chase Nassau 2.77%, 8/1/05	697,207	697,207

Total Short-Term Debt Securities (2.7%) (Amortized Cost $884,207)		884,190

Total Investments (100.0%) (Cost/Amortized Cost $30,074,207)		32,245,576
Other Assets Less Liabilities (0.0%)		(14,511)

Net Assets (100%)		$32,231,065

*	Non-income producing.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$27,881,701
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,838,194

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,441,751
Aggregate gross unrealized depreciation	(389,441)

Net unrealized appreciation	$2,052,310

Federal income tax cost of investments	$30,193,266

For the nine months ended July 31, 2005, the Fund incurred approximately $575 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.6%)
Auto Components (1.4%)
BorgWarner, Inc.	2,075	$120,703
Gentex Corp.	4,150	73,953

		194,656

Automobiles (0.2%)
Winnebago Industries, Inc.	800	30,872

Hotels, Restaurants & Leisure (4.1%)
BJ’s Restaurants, Inc.*	1,100	26,686
Four Seasons Hotels, Inc.	500	33,250
La Quinta Corp.*	2,900	26,100
Marriott International, Inc., Class A	1,275	87,299
Orient Express Hotels Ltd.	1,700	54,451
P.F. Chang’s China Bistro, Inc.*	1,025	58,415
Panera Bread Co., Class A*	600	34,950
Red Robin Gourmet Burgers*	400	24,016
Royal Caribbean Cruises Ltd.	1,375	62,494
Scientific Games Corp., Class A*	2,400	65,712
Station Casinos, Inc.	1,100	80,795

		554,168

Household Durables (0.3%)
Hovnanian Enterprises, Inc., Class A*	200	14,136
Tempur-Pedic International, Inc.*	1,600	27,536

		41,672

Leisure Equipment & Products (0.7%)
MarineMax, Inc.*	1,600	53,216
Nautilus, Inc.	1,700	47,362

		100,578

Media (3.1%)
Dex Media, Inc.	400	10,060
E.W. Scripps Co., Class A	1,175	59,373
Entravision Communications Corp.*	2,700	23,085
Getty Images, Inc.*	2,175	175,631
Liberty Global, Inc. Class A*	1,530	72,583
Scholastic Corp.*	400	14,788
XM Satellite Radio Holdings, Inc., Class A*	1,800	64,134

		419,654

Multiline Retail (0.6%)
Dollar General Corp.	400	8,128
Fred’s, Inc.	1,450	27,985
Tuesday Morning Corp.	1,400	49,434

		85,547

Specialty Retail (2.7%)
Cost Plus, Inc.*	1,100	24,783
Dick’s Sporting Goods, Inc.*	1,970	78,248
Finish Line, Inc., Class A	1,000	18,090
HOT Topic, Inc.*	1,100	18,744
PETCO Animal Supplies, Inc.*	1,950	54,346
Regis Corp.	700	29,232
Ross Stores, Inc.	2,150	56,975
Too, Inc.*	200	5,158
Tractor Supply Co.*	900	50,598
Urban Outfitters, Inc.*	650	39,462

		375,636

Textiles, Apparel & Luxury Goods (0.5%)
Polo Ralph Lauren Corp.	1,200	59,088
Volcom, Inc.*	300	10,101

		69,189

Total Consumer Discretionary		1,871,972

Consumer Staples (0.0%)
Food Products (0.0%)
Dean Foods Co.*	100	$3,570

Total Consumer Staples		3,570

Energy (9.3%)
Energy Equipment & Services (5.7%)
Alpha Natural Resources, Inc.*	700	19,600
Cal Dive International, Inc.*	1,800	106,596
Cooper Cameron Corp.*	800	56,784
ENSCO International, Inc.	1,550	62,589
FMC Technologies, Inc.*	1,100	39,875
Global Industries Ltd.*	4,400	43,164
Grant Prideco, Inc.*	2,700	86,670
Nabors Industries Ltd.*	1,000	65,450
National Oilwell Varco, Inc.*	2,700	141,345
Patterson-UTI Energy, Inc.	1,500	49,245
Rowan Cos., Inc.	500	17,080
Superior Energy Services, Inc.*	1,800	38,412
Transocean, Inc.*	950	53,608

		780,418

Oil & Gas (3.6%)
Bill Barrett Corp.*	2,100	67,179
Chesapeake Energy Corp.	500	13,055
Denbury Resources, Inc.*	800	37,440
Newfield Exploration Co.*	1,700	72,233
Noble Energy, Inc.	500	41,255
Peabody Energy Corp.	1,475	96,967
Spinnaker Exploration Co.*	2,500	98,100
Ultra Petroleum Corp.*	1,650	62,568

		488,797

Total Energy		1,269,215

Financials (7.2%)
Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	700	49,910
Ameritrade Holding Corp.*	100	1,953
BlackRock, Inc., Class A	900	76,500
Federated Investors, Inc., Class B	200	6,388
National Financial Partners Corp.	700	31,675

		166,426

Commercial Banks (1.3%)
Cathay General Bancorp	200	7,108
Cullen/Frost Bankers, Inc.	200	10,020
East-West Bancorp, Inc.	800	27,600
First State Bancorp/New Mexico	1,400	31,080
Greater Bay Bancorp	1,100	28,853
Signature Bank*	200	6,006
UCBH Holdings, Inc.	1,850	33,799
Westamerica Bancorp.	400	21,900
Western Alliance Bancorp*	300	9,270

		175,636

Diversified Financial Services (1.9%)
Advance America Cash Advance Centers, Inc.	1,300	20,449
CapitalSource, Inc.*	3,600	70,488
Financial Federal Corp.	1,000	38,500
GFI Group, Inc.*	500	17,495
Lazard Ltd., Class A*	2,200	52,492
optionsXpress Holdings, Inc.	2,100	34,062
Primus Guaranty Ltd.*	2,500	33,975

		267,461

Insurance (0.5%)
Aspen Insurance Holdings Ltd.	500	14,205
Brown & Brown, Inc.	300	12,996
EMC Insurance Group, Inc.	400	7,508
IPC Holdings Ltd.	700	28,315

		63,024

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Mutual Funds (0.2%)
Ares Capital Corp.*	1,340	$24,033

Real Estate (1.8%)
CB Richard Ellis Services, Inc., Class A*	3,775	173,801
Innkeepers USA Trust (REIT)	1,400	21,518
Jones Lang LaSalle, Inc.*	900	44,325
Meristar Hospitality Corp. (REIT)*	1,400	12,488

		252,132

Thrifts & Mortgage Finance (0.3%)
Doral Financial Corp.	1,900	29,317
Federal Agricultural Mortgage Corp., Class C	100	2,546
Franklin Bank Corp./Texas*	700	12,859

		44,722

Total Financials		993,434

Health Care (19.9%)
Biotechnology (5.1%)
Abgenix, Inc.*	600	6,222
Affymetrix, Inc.*	1,000	46,690
Charles River Laboratories International, Inc.*	2,650	129,055
CV Therapeutics, Inc.*	200	5,634
Digene Corp.*	1,100	31,999
Gen-Probe, Inc.*	1,950	85,975
Invitrogen Corp.*	200	17,154
Nektar Therapeutics*	500	9,380
Neurocrine Biosciences, Inc.*	200	9,916
OraSure Technologies, Inc.*	3,600	38,808
Pharmion Corp.*	1,800	44,352
Protein Design Labs, Inc.*	6,900	157,251
Serologicals Corp.*	1,000	23,000
Telik, Inc.*	3,700	62,900
Trimeris, Inc.*	2,000	27,120
Xenogen Corp.*	200	626

		696,082

Health Care Equipment & Supplies (6.2%)
Advanced Neuromodulation Systems, Inc.*	800	40,032
American Medical Systems Holdings, Inc.*	2,400	55,800
ArthroCare Corp.*	1,800	65,826
Bard (C.R.), Inc.	1,400	93,506
Cooper Cos., Inc.	825	56,678
Cytyc Corp.*	3,225	80,496
Dade Behring Holdings, Inc.	500	37,900
Greatbatch, Inc.*	1,700	41,157
Immucor, Inc.*	1,400	38,458
Inamed Corp.*	200	14,484
Kinetic Concepts, Inc.*	200	11,994
Merit Medical Systems, Inc.*	1,667	28,722
Molecular Devices Corp.*	800	17,016
Resmed, Inc.*	900	60,300
Respironics, Inc.*	1,700	64,430
Stereotaxis, Inc.*	100	1,015
Steris Corp.	1,400	38,038
Symmetry Medical, Inc.*	1,000	24,930
Varian, Inc.*	1,100	41,217
Ventana Medical Systems, Inc.*	800	34,368
Waters Corp.*	200	9,056

		855,423

Health Care Providers & Services (7.3%)
Caremark Rx, Inc.*	950	42,351
Centene Corp.*	500	14,650
Chemed Corp .	500	21,500
Coventry Health Care, Inc.*	300	21,219
IDX Systems Corp.*	600	$19,200
LabOne, Inc.*	2,200	82,786
Molina Healthcare, Inc.*	400	9,576
PacifiCare Health Systems, Inc.*	575	43,815
Parexel International Corp.*	1,300	25,831
Pharmaceutical Product Development, Inc.*	800	45,784
Psychiatric Solutions, Inc.*	2,300	110,814
Quest Diagnostics, Inc.	1,275	65,459
RehabCare Group, Inc.*	1,000	23,300
SFBC International, Inc.*	1,600	64,384
Sierra Health Services, Inc.*	700	47,208
Symbion, Inc.*	800	19,368
Triad Hospitals, Inc.*	1,800	89,406
United Surgical Partners International, Inc.*	2,400	86,424
VCA Antech, Inc.*	4,850	115,139
WellCare Health Plans, Inc.*	1,392	53,341

		1,001,555

Pharmaceuticals (1.3%)
Adams Respiratory Therapeutics, Inc.*	100	2,950
Angiotech Pharmaceuticals, Inc.*	2,200	29,656
Impax Laboratories, Inc.*	2,100	33,390
IVAX Corp.*	225	5,733
Medicines Co.*	1,200	26,196
MGI Pharma, Inc.*	1,300	35,490
Prestige Brands Holdings, Inc.*	1,200	13,500
Rigel Pharmaceuticals, Inc.*	500	10,823
Taro Pharmaceuticals Industries Ltd.*	600	14,094
Watson Pharmaceuticals, Inc.*	200	6,680

		178,512

Total Health Care		2,731,572

Industrials (14.0%)
Aerospace & Defense (2.2%)
Empresa Brasileira de Aeronautica S.A. (ADR)	300	9,702
Essex Corp.*	1,700	35,615
Hexcel Corp.*	4,000	69,120
Orbital Sciences Corp.*	2,000	23,040
Precision Castparts Corp.	975	87,731
Rockwell Collins, Inc.	1,550	75,640

		300,848

Air Freight & Logistics (0.9%)
Expeditors International of Washington, Inc.	1,000	55,050
Forward Air Corp.	2,100	73,185

		128,235

Airlines (1.0%)
Republic Airways Holdings, Inc.*	1,700	23,120
Southwest Airlines Co.	7,475	106,070

		129,190

Commercial Services & Supplies (5.1%)
CDI Corp.	1,300	31,941
Corporate Executive Board Co.	900	72,612
Education Management Corp.*	2,175	75,581
Jackson Hewitt Tax Service, Inc.	800	20,248
Laureate Education, Inc.*	1,300	58,890
LECG Corp.*	1,200	25,938
Lincoln Educational Services Corp.*	500	9,925
Monster Worldwide, Inc.*	2,625	79,721
NCO Group, Inc.*	1,100	22,418
PRG-Schultz International, Inc.*	1,200	3,792
Resources Connection, Inc.*	3,400	102,000
Robert Half International, Inc.	200	6,778
Stericycle, Inc.*	1,950	113,334
Strayer Education, Inc.	600	59,058

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Connections, Inc.*	450	$16,200

		698,436

Construction & Engineering (0.3%)
Dycom Industries, Inc.*	1,800	43,920

Electrical Equipment (0.7%)
Ametek, Inc.	500	20,600
Rockwell Automation, Inc.	1,500	77,265

		97,865

Machinery (2.5%)
Clarcor, Inc.	400	12,480
Flowserve Corp.*	2,000	67,720
Idex Corp.	1,550	67,704
Joy Global, Inc.	1,400	57,498
Manitowoc Co., Inc.	600	27,390
Oshkosh Truck Corp.	400	33,920
Pall Corp.	200	6,194
Reliance Steel & Aluminum Co.	500	23,360
Terex Corp.*	300	14,526
Wabash National Corp.	1,500	32,265

		343,057

Road & Rail (0.8%)
Hunt (J.B.) Transport Services, Inc.	300	5,889
Knight Transportation, Inc.	1,650	39,023
Landstar System, Inc.*	1,200	39,984
Werner Enterprises, Inc.	1,425	27,032

		111,928

Trading Companies & Distributors (0.5%)
MSC Industrial Direct Co.	1,600	61,904

Total Industrials		1,915,383

Information Technology (28.4%)
Communications Equipment (2.3%)
ADC Telecommunications, Inc.*	1,600	41,824
Adtran, Inc.	1,500	40,140
Arris Group, Inc.*	1,200	13,248
Avocent Corp.*	1,400	48,804
Comverse Technology, Inc.*	2,925	73,973
F5 Networks, Inc.*	300	12,654
Scientific-Atlanta, Inc.	1,400	53,900
ViaSat, Inc.*	1,400	31,276

		315,819

Computers & Peripherals (0.4%)
LaserCard Corp.*	400	2,536
Network Appliance, Inc.*	2,150	54,847

		57,383

Electronic Equipment & Instruments (4.1%)
Amphenol Corp., Class A	1,550	69,037
Coherent, Inc.*	900	30,636
Dolby Laboratories, Inc. Class A*	2,150	40,914
Electro Scientific Industries, Inc.*	1,900	41,800
Flir Systems, Inc.*	3,275	107,715
Jabil Circuit, Inc.*	2,125	66,279
Lipman Electronic Engineering Ltd.*	700	22,680
Mettler-Toledo International, Inc.*	300	15,750
National Instruments Corp.	1,700	46,665
Scansource, Inc.*	700	33,411
Tektronix, Inc.	1,600	40,096
Trimble Navigation Ltd.*	1,000	38,960

		553,943

Internet Software & Services (1.4%)
aQuantive, Inc.*	2,900	54,694
CNET Networks, Inc.*	300	3,840
Entrust, Inc.*	5,200	31,200
Marchex, Inc., Class B*	2,000	32,860
Phase Forward, Inc.*	100	801
ValueClick, Inc.*	1,500	19,260
VeriSign, Inc.*	1,975	$51,962

		194,617

IT Services (5.7%)
Alliance Data Systems Corp.*	3,290	140,056
Anteon International Corp.*	1,875	88,031
BearingPoint, Inc.*	3,500	28,735
CACI International, Inc., Class A*	600	39,474
Cognizant Technology Solutions Corp., Class A*	2,325	114,111
Global Payments, Inc.	1,500	99,360
Iron Mountain, Inc.*	2,300	78,867
MAXIMUS, Inc.	600	22,908
Paychex, Inc.	2,675	93,384
RightNow Technologies, Inc.*	1,500	16,890
Sapient Corp.*	7,800	60,684

		782,500

Semiconductors & Semiconductor Equipment (6.9%)
Actel Corp.*	2,100	32,508
Altera Corp.*	300	6,561
Broadcom Corp., Class A*	1,650	70,570
Cabot Microelectronics Corp.*	600	18,042
Exar Corp.*	4,300	68,478
Formfactor, Inc.*	1,300	33,982
Integrated Circuit Systems, Inc.*	1,800	39,384
International Rectifier Corp.*	2,205	103,745
Intersil Corp., Class A	4,500	87,165
Lam Research Corp.*	1,200	34,140
MEMC Electronic Materials, Inc.*	3,700	62,863
Microchip Technology, Inc.	300	9,321
Microsemi Corp.*	500	10,675
Microtune, Inc.*	3,600	21,924
NVIDIA Corp.*	3,200	86,592
Photronics, Inc.*	800	21,472
Power Integrations, Inc.*	1,700	39,270
Semtech Corp.*	4,400	80,784
Silicon Laboratories, Inc.*	1,100	32,197
Sirf Technology Holdings, Inc.*	500	10,925
Varian Semiconductor Equipment Associates, Inc.*	1,600	66,432
Zilog, Inc.*	1,600	6,320

		943,350

Software (7.6%)
Activision, Inc.*	8,516	173,215
Adobe Systems, Inc.	1,800	53,352
Altiris, Inc.*	1,500	22,665
Amdocs Ltd.*	2,175	64,576
American Reprographics Co.*	3,200	56,960
Business Objects S.A. (ADR)*	700	23,107
Catapult Communications Corp.*	900	14,670
Filenet Corp.*	1,900	53,713
Hyperion Solutions Corp.*	600	28,236
Jack Henry & Associates, Inc.	1,200	23,112
JAMDAT Mobile, Inc.*	700	20,034
Macromedia, Inc.*	3,925	157,589
Micromuse, Inc.*	2,600	14,690
NAVTEQ Corp.*	2,075	91,238
NetIQ Corp.*	2,100	24,045
Quest Software, Inc.*	7,900	112,575
THQ, Inc.*	1,400	48,972
Wind River Systems, Inc.*	3,700	63,233

		1,045,982

Total Information Technology		3,893,594

Materials (3.7%)
Chemicals (3.2%)
Ashland, Inc.	200	12,290
Cabot Corp.	1,500	51,885

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Chemtura Corp.	2,900	$45,646
FMC Corp.*	1,100	66,528
Georgia Gulf Corp.	1,200	38,076
Headwaters, Inc.*	1,000	42,750
Lyondell Chemical Co.	400	11,176
Minerals Technologies, Inc.	900	56,016
Potash Corp. of Saskatchewan, Inc.	700	74,592
Westlake Chemical Corp.	1,200	37,944

		436,903

Metals & Mining (0.5%)
Allegheny Technologies, Inc.	2,260	65,698

Total Materials		502,601

Telecommunication Services (2.0%)
Wireless Telecommunication Services (2.0%)
InPhonic, Inc.*	500	8,000
Nextel Partners, Inc., Class A*	4,675	116,408
NII Holdings, Inc.*	1,950	145,158

Total Telecommunication Services		269,566

Total Common Stocks (98.1%) (Cost $10,957,586)		13,450,907

SHORT-TERM DEBT SECURITIES:
Time Deposit (1.9%)
JPMorgan Chase Nassau, 2.77%, 8/1/05 (Amortized Cost $259,902)	$259,902	$259,902

Total Investments (100.0%) (Cost/Amortized Cost $11,217,488)		13,710,809
Other Assets Less Liabilities (0.0%)		3,709

Net Assets (100%)		$13,714,518

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,268,906
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,864,596

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,704,441
Aggregate gross unrealized depreciation	(294,729)

Net unrealized appreciation	$2,409,712

Federal income tax cost of investments	$11,301,097

For the nine months ended July 31, 2005, the Fund incurred approximately $223 as brokerage commissions with Bernstein (Sanford C.), an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,896,343 which expires in the year 2010.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.6%)
Auto Components (1.7%)
American Axle & Manufacturing Holdings, Inc.	2,200	$60,610
BorgWarner, Inc.	1,200	69,804
Compagnie Generale des Etablissements Michelin, Class B	1,834	113,277
Modine Manufacturing Co.	40	1,443
Proliance International, Inc.*	39	245
TRW Automotive Holdings Corp.†	900	23,967
TRW Automotive Holdings Corp.*	1,100	29,293

		298,639

Automobiles (0.0%)
Coachmen Industries, Inc.	500	6,590

Distributors (0.1%)
Beacon Roofing Supply, Inc.*	400	10,388
Handleman Co.	200	3,544

		13,932

Hotels, Restaurants & Leisure (1.9%)
CBRL Group, Inc.	2,600	101,842
Champps Entertainment, Inc.*	300	2,376
CKE Restaurants, Inc.	360	4,666
Darden Restaurants, Inc.	2,440	84,668
Dave and Busters, Inc.*	200	3,776
Denny’s Corp.*	1,390	7,812
Famous Dave’s of America, Inc.*	400	3,928
J Alexander’s Corp.*	200	2,002
Jack in the Box, Inc.*	100	3,805
Lone Star Steakhouse & Saloon, Inc.	300	9,018
Nathan’s Famous, Inc.*	200	1,818
Penn National Gaming, Inc.*	600	21,450
Rubio’s Restaurants, Inc.*	50	457
Ruby Tuesday, Inc.	2,600	65,052
Sands Regent*	200	2,040
Station Casinos, Inc.	200	14,690

		329,400

Household Durables (2.9%)
American Greetings Corp., Class A	1,800	45,792
Basset Furniture Industries, Inc.	400	7,820
Blount International, Inc.*	300	5,274
Cobra Electronics Corp.*	300	2,637
Department 56, Inc.*	400	5,032
Ethan Allen Interiors, Inc.	90	2,970
Hovnanian Enterprises, Inc., Class A*	600	42,408
La-Z-Boy, Inc.	20	267
Leggett & Platt, Inc.	2,650	67,019
MDC Holdings, Inc.	780	66,628
Newell Rubbermaid, Inc.	2,400	59,688
Ryland Group, Inc.	200	16,160
Technical Olympic USA, Inc.	200	5,644
Whirlpool Corp.	900	71,982
William Lyon Homes, Inc.*	200	25,080
Yankee Candle Co., Inc.	2,600	78,780

		503,181

Leisure Equipment & Products (0.1%)
Aldila, Inc.	200	5,484
GameTech International, Inc.	340	1,003
JAKKS Pacific, Inc.*	800	13,712

		20,199

Media (2.5%)
Cinram International, Inc.	6,000	113,545
Cox Radio, Inc., Class A*	2,050	32,287
Dex Media, Inc.	3,700	93,055
Entercom Communications Corp.*	1,050	33,306
Liberty Global, Inc. Class A*	836	$39,660
Scholastic Corp.*	900	33,273
Univision Communications, Inc., Class A*	1,200	33,936
Westwood One, Inc.	2,600	52,962
WPT Enterprises, Inc.*	30	648

		432,672

Multiline Retail (1.7%)
Big Lots, Inc.*	950	12,322
Federated Department Stores, Inc.	1,600	121,392
Gottschalks, Inc.*	300	3,306
May Department Stores Co.	3,800	155,990
Retail Ventures, Inc.*	900	12,411

		305,421

Specialty Retail (5.8%)
AnnTaylor Stores Corp.*	4,150	106,945
Borders Group, Inc.	2,300	57,063
Burlington Coat Factory Warehouse Corp.	300	12,309
Charming Shoppes, Inc.*	2,920	34,252
Children’s Place Retail Stores, Inc.*	400	18,280
Circuit City Stores, Inc.	800	14,600
Foot Locker, Inc.	5,100	127,500
Movie Gallery, Inc.	800	20,064
Office Depot, Inc.*	3,400	96,492
OfficeMax, Inc.	3,475	103,207
Pomeroy IT Solutions, Inc.*	400	5,164
Rent-A-Center, Inc.*	1,100	23,199
Ross Stores, Inc.	2,300	60,950
Steiner Leisure Ltd.*	200	6,912
Talbots, Inc.	2,740	93,626
Tiffany & Co.	4,300	146,329
TJX Cos., Inc.	2,850	67,004
Trans World Entertainment Corp.*	390	4,095
Zale Corp.*	450	15,300

		1,013,291

Textiles, Apparel & Luxury Goods (1.9%)
Fossil, Inc.*	300	7,137
Hallwood Group, Inc.	200	16,300
Jones Apparel Group, Inc.	3,360	102,715
Liz Claiborne, Inc.	1,100	45,771
Phillips-Van Heusen Corp.	1,000	33,900
Polo Ralph Lauren Corp.	1,100	54,164
Tommy Hilfiger Corp.*	2,200	29,304
V.F. Corp.	800	47,232

		336,523

Total Consumer Discretionary		3,259,848

Consumer Staples (3.1%)
Beverages (0.5%)
Cott Corp.*	1,650	38,280
PepsiAmericas, Inc.	1,900	48,982

		87,262

Food & Staples Retailing (0.5%)
Longs Drug Stores Corp.	700	30,373
Ruddick Corp.	1,100	30,316
Village Super Market, Inc., Class A	100	5,524
Weis Markets, Inc.	500	20,400

		86,613

Food Products (1.9%)
Bunge Ltd.	1,200	73,668
Chiquita Brands International, Inc.	1,200	36,216
Flowers Foods, Inc.	2,025	51,010
Ralcorp Holdings, Inc.	1,560	67,080
Smithfield Foods, Inc.*	2,200	57,464
Tyson Foods, Inc., Class A	2,200	41,008

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Zapata Corp.*	800	$6,440

		332,886

Household Products (0.1%)
Central Garden & Pet Co.*	500	25,085
Oil-Dri Corp. of America	200	3,620

		28,705

Personal Products (0.1%)
Elizabeth Arden, Inc.*	400	9,636
Nature’s Sunshine Products, Inc.	100	1,995
Weider Nutrition International, Inc.*	700	3,612

		15,243

Total Consumer Staples		550,709

Energy (5.1%)
Energy Equipment & Services (2.4%)
Cooper Cameron Corp.*	1,150	81,627
Dawson Geophysical Co.*	200	5,146
ENSCO International, Inc.	1,350	54,513
Grant Prideco, Inc.*	200	6,420
Lone Star Technologies, Inc.*	520	26,536
Lufkin Industries, Inc.	600	28,980
NATCO Group, Inc.*	300	4,521
NS Group, Inc.*	500	21,225
Oil States International, Inc.*	500	14,790
Pride International, Inc.*	2,450	63,749
SBM Offshore N.V.	728	53,321
Tidewater, Inc.	1,100	44,407
Veritas DGC, Inc.*	300	9,240

		414,475

Integrated Oil & Gas (0.0%)
Superior Well Services, Inc.*	50	916

Metals & Mining (0.7%)
Arch Coal, Inc.	1,300	73,996
Consol Energy, Inc.	590	39,743

		113,739

Oil & Gas (2.0%)
ATP Oil & Gas Corp.*	400	11,248
Callon Petroleum Co.*	400	7,284
Energy Partners Ltd.*	700	18,522
Forest Oil Corp.*	730	32,675
Frontier Oil Corp.	200	5,604
General Maritime Corp.	900	35,091
Massey Energy Co.	600	25,950
Newfield Exploration Co.*	1,000	42,490
Noble Energy, Inc.	600	49,506
Overseas Shipholding Group, Inc.	800	49,640
Range Resources Corp.	1,100	33,594
Swift Energy Co.*	400	16,312
XTO Energy, Inc.	854	29,967

		357,883

Total Energy		887,013

Financials (20.8%)
Capital Markets (1.9%)
A.G. Edwards, Inc.	1,470	65,121
Affiliated Managers Group, Inc.*	1,600	114,080
American Capital Strategies Ltd.	700	26,341
Mellon Financial Corp.	2,550	77,673
Piper Jaffray Cos.*	1,350	46,454
Raymond James Financial, Inc.	200	5,970
SWS Group, Inc.	200	3,730

		339,369

Commercial Banks (3.6%)
Amcore Financial, Inc.	400	12,656
Bank of Hawaii Corp.	1,300	66,755
Banner Corp.	400	11,704
Britton & Koontz Capital Corp.	200	$4,202
City National Corp.	100	7,307
Community Bank Shares of Indiana, Inc.	10	233
Community West Bancshares	200	2,480
Cowlitz Bancorp*	200	2,588
Desert Community Bank/California	20	535
First Citizens BancShares, Inc./North Carolina, Class A	100	16,800
First Indiana Corp.	400	12,932
Hancock Holding Co.	200	7,514
HF Financial Corp.	220	4,103
Intervest Bancshares Corp.*	200	4,116
Long Island Financial Corp.	200	6,816
National Mercantile Bancorp*	200	3,020
North Fork Bancorp, Inc.	4,650	127,364
Peoples Banctrust Co., Inc.	100	1,575
Republic Bancorp, Inc.,/Michigan	1,580	23,384
Republic First Bancorp, Inc.*	336	4,465
South Financial Group, Inc.	570	16,507
TD Banknorth, Inc.	1,663	49,524
Team Financial, Inc.	200	2,868
UMB Financial Corp.	600	38,550
UnionBanCal Corp.	1,300	92,742
UnionBancorp, Inc.	200	4,312
United Bancshares, Inc.	100	1,618
Westcorp	700	40,565
Zions Bancorp	950	67,906

		635,141

Consumer Finance (0.2%)
Advanta Corp., Class A	700	19,432
CompuCredit Corp.*	95	3,598
Consumer Portfolio Services*	600	2,988
Ezcorp, Inc., Class A*	300	5,070

		31,088

Diversified Financial Services (1.2%)
Apollo Investment Corp.	4,400	79,156
California First National Bancorp	100	1,126
CIT Group, Inc.	2,800	123,592
Collegiate Funding Services LLC*	130	1,929

		205,803

Insurance (7.3%)
Ambac Financial Group, Inc.	1,700	122,128
American National Insurance Co.	300	34,551
AmerUs Group Co.	1,200	61,896
Assurant, Inc.	3,990	147,430
CNA Financial Corp.*	70	2,101
Commerce Group, Inc.	700	43,645
Everest Reinsurance Group Ltd.	600	58,440
FBL Financial Group, Inc., Class A	400	11,960
First American Corp.	342	15,031
Gallagher (Arthur J.) & Co.	2,400	66,936
Great American Financial Resources, Inc.	510	10,022
HCC Insurance Holdings, Inc.	300	8,316
Horace Mann Educators Corp.	1,050	20,979
Independence Holding Co.	340	6,035
Max Reinsurance Capital Ltd.	1,081	24,809
Midland Co.	300	11,337
National Western Life Insurance Co., Class A*	140	28,700
NYMAGIC, Inc.	200	4,852
Odyssey Reinsurance Holdings Corp.	60	1,522
Old Republic International Corp.	4,170	109,504

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Platinum Underwriters Holdings Ltd.	1,600	$55,472
Presidential Life Corp.	600	11,049
Reinsurance Group of America, Inc.	3,500	147,595
RenaissanceRe Holdings Ltd.	2,200	98,868
Scottish Re Group Ltd.	900	21,645
Selective Insurance Group, Inc.	700	34,853
Stancorp Financial Group, Inc.	600	51,804
UICI	200	6,170
Unico American Corp.*	200	1,724
United America Indemnity Ltd.*	20	367
UnumProvident Corp.	3,100	59,365

		1,279,106

Mutual Funds (0.0%)
MCG Capital Corp.	400	7,360

Real Estate (3.7%)
Camden Property Trust (REIT)	1,300	71,864
CB Richard Ellis Services, Inc., Class A*	1,400	64,456
CBL & Associates Properties, Inc. (REIT)	1,200	55,056
Correctional Properties Trust (REIT)	330	9,946
Crescent Real Estate EQT Co. (REIT)	360	7,027
Entertainment Properties Trust (REIT)	100	4,555
Equity Inns, Inc. (REIT)	1,600	21,488
HRPT Properties Trust (REIT)	5,100	65,739
ILX Resorts, Inc.	200	1,884
Investors Real Estate Trust (REIT)	800	8,052
KKR Financial Corp. (REIT)	1,700	41,616
Levitt Corp., Class A*	410	13,132
LTC Properties, Inc. (REIT)	600	14,040
Maguire Properties, Inc. (REIT)	100	2,995
Mission West Properties, Inc. (REIT)	600	6,258
National Health Investors, Inc. (REIT)	1,300	40,001
National Health Realty, Inc. (REIT)	200	3,802
New Plan Excel Realty Trust (REIT)	10	274
Pennsylvania Real Estate Investment Trust (REIT)	900	44,019
PS Business Parks, Inc., Class A (REIT)	300	13,929
SL Green Realty Corp. (REIT)	1,000	69,700
Tarragon Corp. (REIT)*	450	11,457
Trizec Properties, Inc. (REIT)	2,800	61,516
Urstadt Biddle Properties, Inc. (REIT)	400	7,036

		639,842

Thrifts & Mortgage Finance (2.9%)
Accredited Home Lenders Holding Co.*	490	23,280
First Place Financial Corp./Ohio	400	8,868
Fremont General Corp.	1,420	34,705
Independence Community Bank Corp.	1,900	70,319
IndyMac Bancorp, Inc.	1,100	47,971
Northeast Bancorp	200	4,080
Park Bancorp, Inc.	200	5,912
Peoples Bank/Connecticut	1,565	49,016
Radian Group, Inc.	3,100	159,898
Sterling Financial Corp./Washington*	700	$27,321
TF Financial Corp.	200	5,600
United Community Financial Corp., Ohio	30	332
Washington Federal, Inc.	630	14,660
Webster Financial Corp.	1,300	62,660

		514,622

Total Financials		3,652,331

Health Care (8.7%)
Biotechnology (0.7%)
Charles River Laboratories International, Inc.*	1,700	82,790
Invitrogen Corp.*	300	25,731
Kendle International, Inc.*	400	7,340

		115,861

Health Care Equipment & Supplies (4.2%)
Allied Healthcare Products*	200	1,030
Bausch & Lomb, Inc.	1,200	101,580
Beckman Coulter, Inc.	1,450	78,793
Bio-Rad Laboratories, Inc., Class A*	400	24,012
Conmed Corp.*	100	3,011
Datascope Corp.	290	9,773
Edwards Lifesciences Corp.*	3,250	149,078
Hillenbrand Industries, Inc.	1,750	89,967
Invacare Corp.	900	37,935
Span-America Medical Systems, Inc.	200	2,330
Thermo Electron Corp.*	3,700	110,482
Varian, Inc.*	3,450	129,271

		737,262

Health Care Providers & Services (1.0%)
American Retirement Corp.*	600	8,490
Carriage Services, Inc.*	500	3,155
Cerner Corp.*	200	15,084
Coventry Health Care, Inc.*	700	49,511
Health Net, Inc.*	483	18,741
Henry Schein, Inc.*	200	8,634
Horizon Health Corp.*	400	10,408
IDX Systems Corp.*	400	12,800
Kindred Healthcare, Inc.*	800	29,392
NWH, Inc.	100	1,500
Parexel International Corp.*	600	11,922
Stewart Enterprises, Inc.	990	7,435
TriZetto Group, Inc.*	30	483

		177,555

Pharmaceuticals (2.8%)
Barr Pharmaceuticals, Inc.*	2,800	132,776
Endo Pharmaceuticals Holdings, Inc.*	4,300	122,378
Impax Laboratories, Inc.*	3,300	52,470
Par Pharmaceutical Cos., Inc.*	2,200	51,524
Theravance, Inc.*	2,200	46,200
Valeant Pharmaceuticals International	4,800	94,704

		500,052

Total Health Care		1,530,730

Industrials (12.4%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc.*	1,650	120,450
Aviall, Inc.*	1,000	33,850
BE Aerospace, Inc.*	480	8,414
EDO Corp.	400	12,340
Esterline Technologies Corp.*	700	29,918
Goodrich Corp.	2,600	115,024

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Hexcel Corp.*	700	$12,096
Ladish Co., Inc.*	10	155
Triumph Group, Inc.*	130	5,246

		337,493

Airlines (0.3%)
Alaska Air Group, Inc.*	800	27,984
Continental Airlines, Inc., Class B*	1,400	22,134

		50,118

Building Products (1.3%)
Insteel Industries, Inc.	300	4,146
International Aluminum Corp.	200	6,660
Lennox International, Inc.	1,400	34,188
Universal Forest Products, Inc.	600	29,970
Water Pik Technologies Inc.*	100	1,953
York International Corp.	3,650	155,965

		232,882

Commercial Services & Supplies (1.8%)
Amrep Corp.	200	5,556
AT Cross Co., Class A*	400	2,004
Banta Corp.	120	5,729
Century Business Services, Inc.*	2,100	9,555
Clean Harbors, Inc.*	400	9,744
Ecology And Environment, Inc.	200	1,370
IKON Office Solutions, Inc.	100	960
Jackson Hewitt Tax Service, Inc.	200	5,062
Kelly Services, Inc., Class A	500	15,210
Layne Christensen Co.*	400	9,344
Mac-Gray Corp.*	400	4,420
Nashua Corp.*	200	1,670
NCO Group, Inc.*	800	16,304
Nobel Learning Communities, Inc.*	300	2,814
R.R. Donnelley & Sons Co. (New York Exchange)	2,500	90,125
RCM Technologies, Inc.*	300	1,308
Spherion Corp.*	640	5,056
United Rentals, Inc.*	1,900	35,340
United Stationers, Inc.*	1,600	82,960
Vertrue, Inc.*	200	7,930
Waste Industries USA, Inc.	400	5,484
West Corp.*	87	3,479

		321,424

Construction & Engineering (0.7%)
EMCOR Group, Inc.*	1,705	87,807
Granite Construction, Inc.	600	20,532
McDermott International, Inc.*	400	9,476
Michael Baker Corp.*	300	6,945

		124,760

Electrical Equipment (0.6%)
Acuity Brands, Inc.	400	11,672
Channell Commercial Corp.*	300	2,280
Espey Manufacturing & Electronics Corp.	200	6,120
Genlyte Group, Inc.*	1,000	51,380
Preformed Line Products Co.	200	8,510
Regal Beloit Corp.	500	15,750
SL Industries, Inc.*	200	3,260
Thomas & Betts Corp.*	130	4,390

		103,362

Industrial Conglomerates (0.2%)
Standex International Corp.	500	14,850
United Capital Corp.*	400	10,040

		24,890

Machinery (4.1%)
Astec Industries, Inc.*	500	14,495
Cummins, Inc.	600	51,264
Dover Corp.	3,065	126,462
EnPro Industries, Inc.*	600	18,240
Hardinge, Inc.	300	$4,590
Harsco Corp.	100	6,025
JLG Industries, Inc.	200	6,268
Joy Global, Inc.	207	8,502
Kennametal, Inc.	1,000	47,530
Oshkosh Truck Corp.	200	16,960
Pall Corp.	2,300	71,231
Parker-Hannifin Corp.	1,200	78,864
Pentair, Inc.	1,155	46,396
Robbins & Myers, Inc.	200	4,346
SPX Corp.	1,500	73,320
Timken Co.	1,700	44,999
Trinity Industries, Inc.	2,400	88,920
Twin Disc, Inc.	200	4,658

		713,070

Road & Rail (0.6%)
Florida East Coast Industries, Inc., Class A	700	32,900
Yellow Roadway Corp.*	1,300	68,783

		101,683

Trading Companies & Distributors (0.9%)
Grainger (W.W.), Inc.	1,650	102,828
Hughes Supply, Inc.	1,900	53,998
Huttig Building Products, Inc.*	100	905
Industrial Distribution Group, Inc.*	300	3,180

		160,911

Total Industrials		2,170,593

Information Technology (17.9%)
Communications Equipment (1.2%)
Andrew Corp.*	7,700	84,623
Blonder Tongue Laboratories	240	612
Communications Systems, Inc.	10	102
Digi International, Inc.*	538	5,864
Harris Corp.	1,600	59,312
SafeNet, Inc.*	200	6,838
Scientific-Atlanta, Inc.	1,400	53,900

		211,251

Computers & Peripherals (2.3%)
Avid Technology, Inc.*	2,400	98,760
Diebold, Inc.	1,270	63,094
Imation Corp.	320	13,872
Lexmark International, Inc., Class A*	1,515	94,990
M-Systems Flash Disk Pioneers Ltd.*	300	7,755
Printronix, Inc.	300	5,460
QLogic Corp.*	900	27,945
Seagate Technology*	3,400	65,858
Unova, Inc.*	900	24,795
Western Digital Corp.*	400	5,996

		408,525

Electronic Equipment & Instruments (4.8%)
Anixter International, Inc.*	1,550	64,418
Arrow Electronics, Inc.*	9,150	274,683
Avnet, Inc.*	940	24,609
Bonso Electronic International, Inc.	200	1,104
Celestica, Inc.*	8,890	103,568
CTS Corp.	390	4,813
Gerber Scientific, Inc.*	600	3,612
O.I. Corp.*	200	2,580
PAR Technology Corp.*	300	10,200
Perceptron, Inc.*	300	2,160
Tektronix, Inc.	5,135	128,683
Vishay Intertechnology, Inc.*	16,330	228,946

		849,376

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (0.2%)
CNET Networks, Inc.*	2	$26
Digital Insight Corp.*	50	1,225
Internet Security Systems, Inc.*	900	20,493
Marchex, Inc., Class B*	30	493
SonicWALL, Inc.*	454	2,424

		24,661

IT Services (0.8%)
BearingPoint, Inc.*	6,200	50,902
CACI International, Inc., Class A*	120	7,895
Computer Task Group, Inc.*	385	1,398
EdgewaterTechnology, Inc.*	300	1,587
MPS Group, Inc.*	570	6,760
SRA International, Inc., Class A*	200	7,440
SYKES Enterprises, Inc.*	629	6,447
Unisys Corp.*	7,800	50,466

		132,895

Semiconductors & Semiconductor Equipment (7.8%)
Agere Systems, Inc.*	3,270	36,591
Cypress Semiconductor Corp.*	8,850	127,086
Fairchild Semiconductor International, Inc., Class A*	7,800	131,508
Freescale Semiconductor, Inc., Class A*	300	7,656
Freescale Semiconductor, Inc., Class B*	3,750	96,563
International Rectifier Corp.*	100	4,705
Intersil Corp., Class A	3,700	71,669
Lam Research Corp.*	3,955	112,520
LSI Logic Corp.*	10,500	102,480
MEMC Electronic Materials, Inc.*	2,070	35,169
Microsemi Corp.*	840	17,934
MKS Instruments, Inc.*	60	1,147
National Semiconductor Corp.	6,600	163,086
Novellus Systems, Inc.*	5,000	144,250
Photronics, Inc.*	800	21,472
Teradyne, Inc.*	12,500	194,125
Trident Microsystems, Inc.*	360	11,751
Varian Semiconductor Equipment Associates, Inc.*	2,300	95,496

		1,375,208

Software (0.8%)
American Software, Inc., Class A	200	1,200
ePlus, Inc.*	300	3,918
Phoenix Technologies Ltd.*	700	4,760
Radiant Systems, Inc.*	600	7,674
Reynolds & Reynolds Co.	1,950	54,561
SPSS, Inc.*	400	7,856
Sybase, Inc.*	2,500	53,200
THQ, Inc.*	300	10,494

		143,663

Total Information Technology		3,145,579

Materials (5.4%)
Chemicals (2.3%)
American Pacific Corp.	300	2,403
Chemtura Corp.	1,911	30,079
Cytec Industries, Inc.	1,300	58,994
Eastman Chemical Co.	1,400	77,546
Engelhard Corp.	1,900	54,511
FMC Corp.*	100	6,048
Hercules, Inc.*	1,000	14,000
Huntsman Corp.*	3,700	86,173
LESCO, Inc.*	124	1,739
Mosaic Co.*	300	5,220
Nalco Holding Co.*	840	18,018
RPM International, Inc.	700	13,125
Schulman (A.), Inc.	1,000	18,880
Terra Industries, Inc.*	2,100	$17,640
Westlake Chemical Corp.	100	3,162

		407,538

Construction Materials (0.1%)
Rinker Group Ltd.	531	6,090
U.S. Concrete, Inc.*	700	4,690
United States Lime & Minerals, Inc.*	200	3,702

		14,482

Containers & Packaging (1.8%)
Bemis Co.	1,200	32,400
Chesapeake Corp.	530	11,819
Owens-Illinois, Inc.*	2,510	64,381
Pactiv Corp.*	5,200	114,504
Smurfit-Stone Container Corp.*	4,400	53,372
Sonoco Products Co.	1,430	39,754

		316,230

Metals & Mining (1.0%)
Allegheny Technologies, Inc.	710	20,640
Compass Minerals International, Inc.	500	12,725
GrafTech International Ltd.*	7,100	36,849
Grupo Imsa S.A. de C.V.	7,200	16,896
Inco Ltd.	1,500	61,470
Quanex Corp.	200	12,200
Roanoke Electric Steel Corp.	300	5,853
Ryerson Tull, Inc.	400	7,640
USEC, Inc.	500	7,845

		182,118

Paper & Forest Products (0.2%)
Sappi Ltd. (ADR)	3,000	31,650

Total Materials		952,018

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.1%)
Alaska Communications Systems Group, Inc.	400	3,948
Citizens Communications Co.	1,300	17,082
CT Communications, Inc.	64	878

		21,908

Wireless Telecommunication Services (0.4%)
EMS Technologies, Inc.*	335	5,109
Telephone & Data Systems, Inc.	910	36,263
Telephone & Data Systems, Inc.	300	11,460
U.S. Cellular Corp.*	400	20,860

		73,692

Total Telecommunication Services		95,600

Utilities (5.1%)
Electric Utilities (2.7%)
Alliant Energy Corp.	2,800	81,480
Duquesne Light Holdings, Inc.	2,400	46,560
Edison International, Inc.	500	20,440
El Paso Electric Co.*	400	8,656
Maine & Maritimes Corp.	10	243
Pinnacle West Capital Corp.	400	18,320
PNM Resources Inc.	20	588
PPL Corp.	2,000	123,160
UIL Holdings Corp.	340	18,523
Westar Energy, Inc.	2,500	60,825
Wisconsin Energy Corp.	2,400	96,360

		475,155

Gas Utilities (1.4%)
Chesapeake Utilities Corp.	40	1,241
Oneok, Inc.	2,700	94,365
South Jersey Industries, Inc.	1,000	29,370

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
UGI Corp.	4,000	$117,360

		242,336

Multi-Utilities & Unregulated Power (0.9%)
Avista Corp.	1,400	26,656
Energy East Corp.	2,900	80,823
MDU Resources Group, Inc.	900	27,630
Vectren Corp.	720	20,866

		155,975

Water Utilities (0.1%)
California Water Service Group	100	4,150
SJW Corp.	300	16,557

		20,707

Total Utilities		894,173

Total Common Stocks (97.6%) (Cost $14,027,668)		17,138,594

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.4%)
JPMorgan Chase Nassau 2.77%, 8/1/05 (Amortized Cost $422,237)	$422,237	$422,237

Total Investments (100.0%) (Cost/Amortized Cost $14,449,905)		17,560,831
Other Assets Less Liabilities (0.0%)		(5,644)

Net Assets (100%)		17,555,187

*	Non-income producing.

†	Securities (totaling $23,967 or 0.14% of net assets) valued at fair value.

Glossary:

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,937,913
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$8,958,229

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,323,674
Aggregate gross unrealized depreciation	(336,495)

Net unrealized appreciation	$2,987,179

Federal income tax cost of investments	$14,573,652

For the nine months ended July 31, 2005, the Fund incurred approximately $52 as brokerage commissions with Advest and $85 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $422,754, of which $238,717 expires in the year 2010 and $139,037 of which expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.2%)
BHP Billiton Ltd.	10,132	$149,088
BlueScope Steel Ltd.	16,800	120,282
Macquarie Airports	35,200	89,625
Macquarie Infrastructure Group	34,200	103,715
Promina Group Ltd.	3,200	12,161

Total Australia		474,871

Austria (1.0%)
Erste Bank der Oesterreichischen Sparkassen AG	4,878	248,853
OMV AG	3,000	139,928

Total Austria		388,781

Bahamas (0.5%)
Kerzner International Ltd.*	3,145	187,914

Belgium (1.5%)
Delhaize Group	3,000	184,749
Dexia	6,873	155,612
Fortis	6,683	195,795
KBC Groep N.V.	700	55,904

Total Belgium		592,060

Brazil (1.0%)
Cia Vale do Rio Doce (ADR)	5,500	179,080
Natura Cosmeticos S.A.	2,761	92,380
Petroleo Brasileiro S.A. (ADR)	2,585	135,893

Total Brazil		407,353

Canada (3.9%)
Bank of Nova Scotia	3,000	102,166
Canadian National Railway Co.	5,263	349,727
Canadian Natural Resources Ltd.	5,000	208,002
Manulife Financial Corp.	3,900	195,485
Precision Drilling Corp.*	4,308	182,096
Shoppers Drug Mart Corp.	7,452	249,221
Talisman Energy, Inc.	4,186	183,324
Teck Cominco Ltd., Class B	2,800	106,934

Total Canada		1,576,955

Denmark (0.1%)
Danske Bank A/S	900	28,137

Finland (0.5%)
Nokia OYJ	11,700	187,164

France (11.5%)
Assurances Generales de France	2,300	194,022
BNP Paribas S.A.	2,753	199,466
Cie De Saint-Gobain	3,555	213,961
Credit Agricole S.A.	5,972	164,011
Dassault Systemes S.A.	2,282	117,055
France Telecom S.A.	2,715	83,994
Imerys S.A.	1,556	114,628
JC Decaux S.A.*	8,469	197,920
Lafarge S.A.	1,461	138,597
Pernod-Ricard S.A.	53	8,891
Renault S.A.	4,701	431,682
Sanofi-Aventis	7,908	685,350
Societe Generale	1,800	197,320
Thomson	18,465	419,414
Total S.A.	3,578	899,626
Vinci S.A.	6,304	511,498

Total France		4,577,435

Germany (5.6%)
Altana AG	200	10,531
BASF AG	1,291	91,892
Bayerische Motoren Werke (BMW) AG	4,197	$197,594
Continental AG	4,893	381,262
Deutsche Post AG	5,362	133,255
E.On AG	1,400	129,749
Fresenius AG	2,217	281,783
HeidelbergCement AG	1,109	80,217
MAN AG	3,100	144,780
Merck KGaA	1,300	115,791
Muenchener Rueckversicherungs AG (Registered)	1,800	209,673
SAP AG	750	129,187
Schering AG	1,772	111,708
Siemens AG	2,260	174,726
Volkswagen AG	600	32,584

Total Germany		2,224,732

Hong Kong (1.7%)
CNOOC Ltd. (ADR)	2,794	195,049
Esprit Holdings Ltd.	9,000	67,144
Hang Lung Properties Ltd.	86,814	137,908
Shangri-La Asia Ltd.	152,040	267,924

Total Hong Kong		668,025

India (0.9%)
ICICI Bank Ltd. (ADR)	6,663	175,970
Reliance Industries Ltd. (GDR)§	123	3,981
Reliance Industries Ltd. (GDR)	5,430	175,724

Total India		355,675

Indonesia (0.1%)
Bank Rakyat Indonesia	75,736	24,717

Ireland (1.1%)
Anglo Irish Bank Corp. plc	14,463	194,999
Bank of Ireland	6,560	109,323
Depfa Bank plc	8,610	139,303

Total Ireland		443,625

Italy (2.2%)
ENI S.p.A.	25,326	720,759
Mediaset S.p.A.	7,300	89,024
Recordati S.p.A.	9,100	68,697
Telecom Italia S.p.A. (RNC)	8,593	23,171

Total Italy		901,651

Japan (19.8%)
Aiful Corp.	500	36,175
Astellas Pharma, Inc.	6,000	195,905
Canon, Inc.	8,400	416,647
Chugai Pharmaceutical Co., Ltd.	11,400	193,534
Circle K Sunkus Co., Ltd.	3,000	65,436
Credit Saison Co., Ltd.	2,600	86,980
Daikin Industries Ltd.	4,500	109,795
Daito Trust Construction Co., Ltd.	400	14,809
East Japan Railway Co.	25	123,110
Fanuc Ltd.	3,256	232,375
Hirose Electric Co., Ltd.	600	62,518
Hitachi Ltd.	13,000	79,326
Honda Motor Co., Ltd.	8,300	427,976
Hoya Corp.	1,200	148,374
Itochu Corp.	21,000	109,594
Japan Tobacco, Inc.	14	199,831
JFE Holdings, Inc.	7,400	192,105
Kao Corp.	4,000	91,708
Keyence Corp.	500	120,344
Kobe Steel Ltd.	58,000	120,041
Kyocera Corp.	1,500	106,115
Leopalace21 Corp.	7,769	127,040
Matsushita Electric Industrial Co., Ltd.	5,000	81,716

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Corp.	9,600	$137,540
Mitsubishi Tokyo Financial Group, Inc.	54	454,757
Mitsui Chemicals, Inc.	17,000	103,278
Mitsui O.S.K. Lines Ltd .	8,000	51,456
Murata Manufacturing Co., Ltd.	3,600	174,709
Nidec Corp.	300	32,544
Nikko Cordial Corp .	18,000	77,399
Nintendo Co., Ltd.	600	63,161
Nippon Electric Glass Co., Ltd.	6,000	90,352
Nippon Meat Packers, Inc.	3,000	34,364
Nippon Mining Holdings, Inc.	14,500	86,538
Nippon Telegraph & Telephone Corp.	15	65,168
Nissan Motor Co., Ltd.	13,300	138,583
Nitto Denko Corp.	2,300	126,803
Oji Paper Co., Ltd.	2,000	10,099
Orix Corp.	1,600	237,228
Promise Co., Ltd.	400	24,408
Rengo Co., Ltd.	6,000	31,313
Sanyo Shinpan Finance Co., Ltd.	1,400	98,791
Secom Co., Ltd.	2,000	89,032
Sega Sammy Holdings, Inc.	800	49,601
Sharp Corp.	2,000	30,367
Shin-Etsu Chemical Co., Ltd.	2,500	95,009
SMC Corp.	800	91,137
Sony Corp.	500	16,549
Sumitomo Corp.	17,000	143,771
Sumitomo Heavy Industries Ltd.	20,000	96,168
Sumitomo Metal Industries Ltd.	43,000	78,639
Sumitomo Mitsui Financial Group, Inc.	76	502,395
Sumitomo Realty & Development Co., Ltd.	18,000	199,438
Takeda Pharmaceutical Co., Ltd.	3,100	159,017
Takefuji Corp.	1,020	66,244
Tokyo Electric Power Co., Inc.	5,800	139,186
Tokyo Gas Co., Ltd.	29,000	105,812
Toyota Motor Corp.	5,900	223,694
Trend Micro, Inc.	3,500	125,831
UFJ Holdings, Inc.*	4	20,697
Yamada Denki Co., Ltd.	5,300	300,237

Total Japan		7,912,769

Luxembourg (0.8%)
Arcelor	11,580	250,088
SES Global S.A.(FDR)	5,600	88,018

Total Luxembourg		338,106

Mexico (2.3%)
America Movil S.A. de C.V. (ADR)	12,441	276,937
Cemex S.A. de C.V. (ADR)	5,756	271,453
Fomento Economico Mexicano S.A. de C.V. (ADR)	1,400	91,000
Grupo Televisa S.A. (ADR)	4,068	268,366

Total Mexico		907,756

Netherlands (3.5%)
ABN AMRO Holding N.V.	8,526	213,543
European Aeronautic Defence & Space Co.	4,740	159,654
ING Groep N.V. (CVA)	18,131	550,131
Koninklijke (Royal) Philips Electronics N.V.	9,149	248,817
Reed Elsevier N.V.	9,423	128,535
Wolters Kluwer N.V., Class C (CVA)	5,373	$104,682

Total Netherlands		1,405,362

Singapore (1.3%)
CapitaLand Ltd.	156,000	265,912
Flextronics International Ltd.*	3,300	44,682
Singapore Telecommunications Ltd.	117,928	196,754

Total Singapore		507,348

South Africa (0.4%)
Sasol Ltd.	4,857	145,109

South Korea (2.0%)
Hyundai Motor Co.	4,030	279,082
Samsung Electronics Co., Ltd.	685	376,960
SK Telecom Co., Ltd.	736	140,505
SK Telecom Co., Ltd. (ADR)	800	17,176

Total South Korea		813,723

Spain (2.3%)
Altadis S.A.	5,833	246,985
Banco Popular Espanol S.A.	13,660	163,433
Endesa S.A.	8,700	195,181
Repsol YPF S.A.	7,700	216,237
Union Fenosa S.A.	3,500	102,966

Total Spain		924,802

Sweden (1.7%)
ForeningsSparbanken AB	5,843	138,578
Nordea Bank AB	2,200	21,126
Svenska Cellulosa AB, Class B	1,600	54,239
Telefonaktiebolaget LM Ericsson (ADR)*	9,488	326,008
Telefonaktiebolaget LM Ericsson, Class B	46,000	157,717

Total Sweden		697,668

Switzerland (9.1%)
Adecco S.A.	3,164	158,674
Credit Suisse Group	5,000	210,092
Holcim Ltd. (Registered)	2,470	153,180
Lonza AG (Registered)	5,830	322,768
Micronas Semiconductor Holding AG (Registered)*	1,700	67,463
Nestle S.A. (Registered)	862	237,106
Novartis AG (Registered)	7,685	374,937
Roche Holding AG	7,012	955,922
Syngenta AG*	150	15,699
UBS AG (Registered)	9,741	802,686
Xstrata plc	7,360	156,792
Zurich Financial Services AG*	1,090	194,226

Total Switzerland		3,649,545

United Kingdom (21.4%)
ARM Holdings plc	92,711	194,240
Aviva plc	17,208	198,139
Barclays plc	48,482	475,441
BG Group plc	28,070	232,892
BP plc	37,700	417,829
British American Tobacco plc	500	10,009
British Energy Group plc*	18,215	137,738
British Land Co. plc	6,199	91,623
Carphone Warehouse Group plc*	21,234	68,788
Centrica plc	28,860	119,152
Corus Group plc*	77,300	63,964
Diageo plc	15,232	210,785
EMI Group plc	33,597	142,997
Enterprise Inns plc	31,808	458,090
Friends Provident plc	43,460	139,450
GlaxoSmithKline plc	23,322	550,625
HBOS plc	14,750	224,501

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
HSBC Holdings plc	25,600	$416,218
Intercontinental Hotels Group plc	36,692	467,704
International Power plc*	29,800	111,097
Kingfisher plc	30,661	139,138
Lloyds TSB Group plc	16,800	142,567
Mitchells & Butlers plc	17,200	107,805
Morrison (Wm) Supermarkets	51,483	172,445
National Grid Transco plc	11,752	108,419
Persimmon plc	3,300	46,480
Punch Taverns plc	8,120	107,006
Reckitt Benckiser plc	11,002	331,229
Royal & Sun Alliance Insurance Group plc	53,200	85,000
Royal Bank of Scotland Group plc	16,676	497,355
Royal Dutch Shell plc, Class A	1,600	49,286
Royal Dutch Shell plc Class B	3,994	126,995
SABMiller plc	5,500	96,107
Sainsbury (J) plc	20,712	101,921
Schroders plc	4,934	73,751
Smith & Nephew plc	13,271	126,404
Standard Chartered plc	7,145	139,633
Tate & Lyle plc	5,000	40,802
Tesco plc	40,242	230,617
Trinity Mirror plc	6,600	71,114
Vodafone Group plc	233,030	601,049
Whitbread plc	3,085	53,717
Wimpey (George) plc	4,700	35,272
Wolseley plc	11,001	229,709
WPP Group plc	10,479	111,249

Total United Kingdom		8,556,352

United States (0.4%)
Wynn Resorts Ltd.*	2,834	159,554

Total Common Stocks (97.8%) (Cost $36,032,051)		39,057,189

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.7%)
JPMorgan Chase Nassau 2.77%, 8/1/05 (Amortized Cost $286,082)	$286,082	286,082

Total Investments (98.5%) (Cost/Amortized Cost $36,318,133)		39,343,271
Other Assets Less Liabilities (1.5%)		595,301

Net Assets (100.0%)		$39,938,572

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	16.8%
Consumer Staples	6.6
Energy	9.9
Financials	24.3
Health Care	9.6
Industrials	8.6
Information Technology	7.6
Materials	8.0
Telecommunications Services	3.5
Utilities	2.9
Cash and Other	2.2

100.0%

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2005, the market value of these securities amounted to $3,981 or 0.01% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

At July 31, 2005 the Fund had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 7/31/05	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	3	September-05	$114,671	$121,271	$6,600

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$35,801,309
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$11,245,965

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,380,726
Aggregate gross unrealized depreciation	(465,311)

Net unrealized appreciation	$2,915,415

Federal income tax cost of investments	$36,427,856

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.2%)
Hotels, Restaurants & Leisure (0.0%)
Ctrip.com International Ltd.*(ADR)	690	$38,230

Household Durables (0.0%)
Sharp Corp.	900	13,665

Internet & Catalog Retail (6.7%)
eBay, Inc.*	49,985	2,088,373
IAC/InterActiveCorp.*	2,725	72,758
Netflix, Inc.*	76,000	1,410,560
Shanda Interactive Entertainment Ltd. (ADR)*	36,610	1,197,509

		4,769,200

Media (7.5%)
DreamWorks Animation SKG, Inc., Class A*	10	235
Focus Enhancements, Inc. (ADR)*	140	2,699
Gemstar-TV Guide International, Inc.*	372,400	1,146,992
Harris Interactive, Inc.*	230,900	930,527
Pixar*	2,065	88,816
Sirius Satellite Radio, Inc.*	232,900	1,588,378
Usen Corp.	610	17,523
XM Satellite Radio Holdings, Inc., Class A*	43,780	1,559,881

		5,335,051

Total Consumer Discretionary		10,156,146

Energy (0.1%)
Energy Equipment & Services (0.1%)
Baker Hughes, Inc.	236	13,343
Cooper Cameron Corp.*	170	12,067
Diamond Offshore Drilling, Inc.	75	4,279
Halliburton Co.	420	23,541
Nabors Industries Ltd.*	90	5,890
National Oilwell Varco, Inc.*	30	1,571
Noble Corp.	40	2,687
Schlumberger Ltd.	140	11,724
Smith International, Inc.	20	1,359
Transocean, Inc.*	95	5,361
Weatherford International Ltd.*	30	1,898

		83,720

Oil & Gas (0.0%)
Ultra Petroleum Corp.*	40	1,517

Total Energy		85,237

Health Care (1.1%)
Biotechnology (0.1%)
Affymetrix, Inc.*	620	28,948

Health Care Providers & Services (1.0%)
Cerner Corp.*	370	27,906
WebMD Corp.*	63,700	675,857
WellPoint, Inc.*	530	37,492

		741,255

Pharmaceuticals (0.0%)
IVAX Corp.*	940	23,951

Total Health Care		794,154

Industrials (4.7%)
Aerospace & Defense (0.0%)
United Technologies Corp.	10	507

Commercial Services & Supplies (2.1%)
Manpower, Inc.	350	16,730
Monster Worldwide, Inc.*	47,300	$1,436,501

		1,453,231

Electrical Equipment (2.6%)
Energy Conversion Devices, Inc.*	4	100
Evergreen Solar, Inc.*	264,800	1,866,840

		1,866,940

Industrial Conglomerates (0.0%)
Tyco International Ltd.	460	14,016

Total Industrials		3,334,694

Information Technology (73.6%)
Communications Equipment (8.6%)
ADC Telecommunications, Inc.*	1,420	37,119
Arris Group, Inc.*	149,400	1,649,376
Cisco Systems, Inc.*	75,230	1,440,655
Comverse Technology, Inc.*	5	126
Corning, Inc.*	81,165	1,546,193
Juniper Networks, Inc.*	1,880	45,101
Motorola, Inc.	8,920	188,926
Nokia OYJ (ADR)	57,225	912,739
QUALCOMM, Inc.	6,380	251,946
Research In Motion Ltd.*	650	45,929

		6,118,110

Computers & Peripherals (12.2%)
Apple Computer, Inc.*	66,200	2,823,430
Applied Films Corp.*	19,400	509,638
EMC Corp.*	119,695	1,638,625
Hewlett-Packard Co.	1,100	27,082
International Business Machines Corp.	1,700	141,882
Lexmark International, Inc., Class A*	9,600	601,920
Mobility Electronics, Inc.*	32,400	375,840
NCR Corp.*	2,240	77,750
Palm, Inc.*	26,350	752,029
SanDisk Corp.*	9,290	314,188
Telvent GIT S.A.*	760	8,230
Western Digital Corp.*	96,300	1,443,537

		8,714,151

Electronic Equipment & Instruments (3.3%)
Agilent Technologies, Inc.*	4,000	104,960
Flextronics International Ltd.*	154,140	2,087,055
Hon Hai Precision Industry Co., Ltd.	16,000	89,740
Jabil Circuit, Inc.*	2,300	71,737
LG.Philips LCD Co. Ltd.* (ADR)	1,200	27,624
Multi-Fineline Electronix, Inc.*	500	10,490

		2,391,606

Internet Software & Services (9.4%)
aQuantive, Inc.*	64,600	1,218,356
Google, Inc., Class A*	700	201,432
iVillage, Inc.*	205,800	1,131,900
Netease.com (ADR)*	36,406	2,141,765
Tencent Holdings Ltd.*	41,000	32,170
VeriSign, Inc.*	3,730	98,136
Yahoo!, Inc.*	56,730	1,891,378

		6,715,137

IT Services (1.4%)
Accenture Ltd., Class A*	1,900	47,576
Automatic Data Processing, Inc.	450	19,984
BISYS Group, Inc.*	3,000	47,190
Cognizant Technology Solutions Corp., Class A*	720	35,338
DST Systems, Inc.*	1,330	67,511
First Data Corp.	2,700	111,078
Global Payments, Inc.	8,600	569,664
Greenfield Online, Inc.*	650	8,840

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Infosys Technologies Ltd. (ADR)	350	$24,913
Iron Mountain, Inc.*	1,000	34,290

		966,384

Semiconductors & Semiconductor Equipment (20.1%)
Altera Corp.*	9,195	201,095
Analog Devices, Inc.	700	27,440
Applied Materials, Inc.	96,250	1,776,775
ASML Holding N.V. (N.Y. Shares)*	5,610	98,736
Broadcom Corp., Class A*	2,430	103,931
Chartered Semiconductor Manufacturing Ltd.*	69,000	52,781
Cypress Semiconductor Corp.*	81,530	1,170,771
Fairchild Semiconductor International, Inc., Class A*	5,600	94,416
Freescale Semiconductor, Inc., Class A*	660	16,843
Freescale Semiconductor, Inc., Class B*	1,550	39,913
Intel Corp.	123,145	3,342,155
International Rectifier Corp.*	800	37,640
KLA-Tencor Corp.	100	5,170
Lam Research Corp.*	3,800	108,110
Marvell Technology Group Ltd.*	24,590	1,074,337
Maxim Integrated Products, Inc.	1,600	66,992
Microchip Technology, Inc.	860	26,720
Micron Technology, Inc.*	4,930	58,569
Microsemi Corp.*	54,900	1,172,115
National Semiconductor Corp.	83,060	2,052,413
ON Semiconductor Corp.*	8,100	46,575
Samsung Electronics Co., Ltd.§	160	88,049
Samsung Electronics Co., Ltd.	173	95,203
Samsung Electronics Co., Ltd. (GDR)§	645	177,474
Sirf Technology Holdings, Inc.*	77,100	1,684,635
ST Microelectronics N.V. (N.Y. Shares)	2,800	48,300
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	21,221	182,288
Teradyne, Inc.*	2,515	39,058
Texas Instruments, Inc.	10,195	323,793
Xilinx, Inc.	4,005	113,542

		14,325,839

Software (18.6%)
Activision, Inc.*	720	14,645
Adobe Systems, Inc.	3,230	95,737
Amdocs Ltd.*	4,305	127,816
Autodesk, Inc.	2,100	71,799
Business Objects S.A. (ADR)*	3,935	129,894
Check Point Software Technologies Ltd.*	29,500	664,635
Electronic Arts, Inc.*	1,700	97,920
Intuit, Inc.*	970	46,560
Mercury Interactive Corp.*	420	16,535
Microsoft Corp.	181,765	4,655,002
NAVTEQ Corp.*	16,220	713,193
Nintendo Co., Ltd.	10	1,053
Oracle Corp.*	252,710	3,431,802
Red Hat, Inc.*	8,950	136,398
Salesforce.com, Inc.*	1,200	28,260
SAP AG (ADR)	2,730	116,899
Serena Software, Inc.*.	500	10,260
Symantec Corp.*	61,720	1,355,988
TIBCO Software, Inc.*	195,900	1,506,471
TomTom*	1,556	51,540

		13,272,407

Total Information Technology		52,503,634

Telecommunication Services (3.8%)
Diversified Telecommunication Services (0.1%)
NeuStar, Inc. Class A*	2,700	$75,600

Wireless Telecommunication Services (3.7%)
InPhonic, Inc.*	20,100	321,600
Nextel Partners, Inc., Class A*	93,010	2,315,949

		2,637,549

Total Telecommunication Services		2,713,149

Total Common Stocks (97.5%) (Cost $60,908,574)		69,587,014

	Number of Warrants
WARRANTS:
Financials (0.0%)
Capital Markets (0.0%)
Tata Consultancy Services Ltd., expiring 9/12/2007*†§ (Cost $18,328)	625	18,260

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.5%)
JPMorgan Chase Nassau 2.77%, 8/1/05 (Amortized Cost $378,352)	$378,352	378,352

	Number of Contracts
OPTIONS PURCHASED:
Put Options (0.0%)
NASDAQ 100 Trust Units August-2005 @ $37.00*.	208	1,040
NASDAQ 100 Trust Units September-2005 @ $36.00*	70	700

Total Options Purchased (0.0%) (Cost $20,563)		1,740

Total Investments Before Written Options (98.0%) (Cost/Amortized Cost $61,325,817)		69,985,366

OPTIONS WRITTEN:
Call Options (0.0%)
Google Common Stock December-2005 @ $320.00*(d) (Premiums Received $5,738)	(2)	(2500)

Total Investments (98.0%) (Cost/Amortized Cost $61,320,079)		69,982,866

Other Assets Less Liabilities (2.0%)		1,414,143

Net Assets (100%)		$71,397,009

*	Non-income producing.

†	Securities (totaling $18,260 or 0.03% of net assets) valued at fair value.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2005, the market value of these securities amounted to $283,783 or 0.40% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(d)	Covered call option contracts written in connection with securities held.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Options written for the nine months ended July 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2004	—	$—
Options Written	(3)	(8,607)
Options Terminated in Closing Purchase Transactions	1	2,869

Options Outstanding—July 31, 2005	(2)	$(5,738)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,921,410
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,784,308

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,638,865
Aggregate gross unrealized depreciation	(1,635,857)

Net unrealized appreciation	$8,003,008

Federal income tax cost of investments	$61,982,358

For the nine months ended July 31, 2005, the Fund incurred approximately $122 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $827,526 which expires in the year 2010.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.5%)
Food & Staples Retailing (0.5%)
Rite Aid Corp.*	10,500	$47,145

Financials (0.3%)
Life & Health Insurance (0.3%)
Universal American Financial Corp.*	1,160	28,559

Health Care (95.0%)
Biotechnology (17.4%)
Abgenix, Inc.*	500	5,185
Affymetrix, Inc.*	410	19,143
Amgen, Inc.*	5,075	404,731
Amylin Pharmaceuticals, Inc.*	1,975	36,854
Applera Corp. - Celera Genomics Group*	2,400	29,616
Biogen Idec, Inc.*	3,030	119,049
Cephalon, Inc.*	800	33,520
Ciphergen Biosystems, Inc.*	6,206	12,784
Corgentech, Inc.*	600	1,620
Cubist Pharmaceuticals, Inc.*	1,900	32,471
CV Therapeutics, Inc.*	1,700	47,889
Cytokinetics, Inc.*	1,996	17,804
Dov Pharmaceutical, Inc.*	200	4,230
Exelixis, Inc.*	2,700	23,922
Gen-Probe, Inc.*	200	8,818
Genentech, Inc.*	800	71,464
Genzyme Corp.*	1,865	138,775
Gilead Sciences, Inc.*	1,640	73,488
Human Genome Sciences, Inc.*	1,350	19,778
ICOS Corp.*	600	15,126
Incyte Corp.*	2,500	19,925
Indevus Pharmaceuticals, Inc.*	2,800	8,904
Keryx Biopharmaceuticals, Inc.*	400	6,708
MedImmune, Inc.*	1,150	32,672
Millennium Pharmaceuticals, Inc.*	6,700	69,211
Nabi Biopharmaceuticals*	3,976	59,600
Nektar Therapeutics*	1,820	34,143
NPS Pharmaceuticals, Inc.*	700	7,609
OSI Pharmaceuticals, Inc.*	585	24,161
Protein Design Labs, Inc.*	4,850	110,531
Regeneron Pharmaceuticals, Inc.*	1,600	15,424
Serologicals Corp.*	1,100	25,300
Tercica, Inc.*	200	1,978
V.I. Technologies, Inc.*	2,300	13,800
Vertex Pharmaceuticals, Inc.*	915	14,594
Vion Pharmaceuticals, Inc.*	3,890	10,736
Zymogenetics, Inc.*	850	15,071

		1,586,634

Health Care Distributors (2.5%)
Cardinal Health, Inc.	925	55,111
McKesson Corp.	2,835	127,575
QLT, Inc.*	5,500	46,915

		229,601

Health Care Equipment (15.4%)
ATS Medical, Inc.*	1,600	5,872
Bard (C.R.), Inc.	710	47,421
Baxter International, Inc.	3,740	146,870
Beckman Coulter, Inc.	600	32,604
Becton, Dickinson & Co.	150	8,306
Biomet, Inc.	1,100	41,943
Bruker BioSciences Corp.*	2,900	12,064
Cytyc Corp.*	950	23,712
Diagnostic Products Corp.	325	18,350
Epix Pharmaceuticals, Inc.*	500	4,415
Fisher Scientific International, Inc.*	1,210	81,130
Guidant Corp.	710	$48,848
Hospira, Inc.*	930	35,572
Inamed Corp.*	820	59,384
Intralase Corp.*	200	4,170
Intuitive Surgical, Inc.*	420	29,148
Kinetic Concepts, Inc.*	50	2,999
Medtronic, Inc.	6,970	375,962
Olympus Corp.	1,700	34,426
SonoSite, Inc.*	1,400	46,900
St. Jude Medical, Inc.*	4,300	203,863
Terumo Corp.	1,100	30,911
Thermo Electron Corp.*	1,120	33,443
Varian, Inc.*	850	31,850
Varian Medical Systems, Inc.*	450	17,667
Waters Corp.*	600	27,168

		1,404,998

Health Care Facilities (1.8%)
Community Health Systems, Inc.*	1,800	69,498
HCA, Inc.	300	14,775
LifePoint Hospitals, Inc.*	910	42,551
Triad Hospitals, Inc.*	725	36,011

		162,835

Health Care Services (2.3%)
Caremark Rx, Inc.*	1,170	52,158
DaVita, Inc.*	250	11,810
Eclipsys Corp.*	1,410	23,928
HMS Holdings Corp.*	3,500	26,950
NDCHealth Corp.	1,200	21,504
Pharmaceutical Product Development, Inc.*	1,300	74,399

		210,749

Health Care Supplies (0.3%)
Advanced Medical Optics, Inc.*	350	14,549
Symmetry Medical, Inc.*	150	3,740
Vnus Medical Technologies, Inc.*	500	6,220

		24,509

Managed Health Care (7.8%)
Aetna, Inc.	1,600	123,840
Coventry Health Care, Inc.*	200	14,146
Health Net, Inc.*	3,395	131,726
Humana, Inc.*	250	9,963
PacifiCare Health Systems, Inc.*	2,965	225,933
UnitedHealth Group, Inc.	1,700	88,910
WellPoint, Inc.*	1,560	110,354

		704,872

Pharmaceuticals (47.5%)
Abbott Laboratories	5,925	276,283
Array Biopharma, Inc.*	1,000	6,760
Astellas Pharma, Inc.	6,500	212,231
AstraZeneca plc (ADR)	3,725	169,264
AstraZeneca plc	1,610	72,508
AtheroGenics, Inc.*	1,400	23,310
Barr Pharmaceuticals, Inc.*	1,100	52,162
Eisai Co., Ltd.	6,500	222,088
Elan Corp. plc (ADR)*	3,800	28,424
Eli Lilly & Co.	4,660	262,451
Forest Laboratories, Inc.*	3,880	154,890
GlaxoSmithKline plc	4,390	103,646
Impax Laboratories, Inc.*	2,560	40,704
IVAX Corp.*	300	7,644
Johnson & Johnson	1,950	124,722
King Pharmaceuticals, Inc.*	3,900	43,485
Kyorin Pharmaceutical Co., Ltd.	1,000	12,802
Medicines Co.*	1,900	41,477
Medicis Pharmaceutical Corp., Class A	1,600	54,272
Merck & Co., Inc.	1,710	53,113

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Merck KGaA	184	$16,389
MGI Pharma, Inc.*	800	21,840
NitroMed, Inc.*	1,450	33,698
Novartis AG (ADR)	1,600	77,936
Novartis AG (Registered)	3,122	152,316
Novo-Nordisk A/S, Class B	1,000	51,779
Pfizer, Inc.	13,280	351,920
Ranbaxy Laboratories Ltd. (GDR)	1,200	13,000
Rigel Pharmaceuticals, Inc.*	600	12,987
Roche Holding AG	2,350	320,367
Salix Pharmaceuticals Ltd.*	200	3,860
Sankyo Co. Ltd.	4,600	91,101
Sanofi-Aventis	2,740	237,463
Sanofi-Aventis (ADR)	2,220	96,126
Santen Pharmaceutical Co. Ltd.	200	4,550
Schering AG	214	13,504
Schering-Plough Corp.	9,000	187,380
Schwarz Pharma AG	484	24,156
Sepracor, Inc.*	900	47,115
Shionogi & Co. Ltd.	6,000	74,562
Shire Pharmaceuticals plc (ADR)	4,490	157,150
Takeda Pharmaceutical Co. Ltd.	700	35,907
Teva Pharmaceutical Industries Ltd. (ADR)	200	6,280
Theravance, Inc.*	400	8,400
UCB S.A.	899	48,571
Valeant Pharmaceuticals International	200	3,946
Watson Pharmaceuticals, Inc.*	1,400	46,760
Wyeth	4,885	223,489
Xenoport, Inc.*	400	4,980

		4,329,768

Total Health Care		8,653,966

Information Technology (0.3%)
Electronic Equipment Manufacturers (0.3%)
Dionex Corp.*	600	27,696

Total Information Technology		27,696

Materials (0.5%)
Diversified Chemicals (0.5%)
Akzo Nobel N.V.	100	$4,123
Bayer AG	1,114	39,890

Total Materials		44,013

Total Common Stocks (96.6%) (Cost $8,031,929)		8,801,379

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.2%)
JPMorgan Chase Nassau 2.77%, 8/1/05 (Amortized Cost $292,707)	$292,707	292,707

Total Investments (99.8%) (Cost/Amortized Cost $8,324,636)		9,094,086
Other Assets Less Liabilities (0.2%)		22,121

Net Assets (100%)		$9,116,207

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Options written for the nine months ended July 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2004	—	$—
Options Written	9	1,297
Options Terminated in Closing Purchase Transactions	(6)	(809)
Options Expired	(3)	(488)
Options Exercised	—	—

Options Outstanding—July 31, 2005	—	$—

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,905,237
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$8,301,401

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$951,090
Aggregate gross unrealized depreciation	(378,231)

Net unrealized appreciation	$572,859

Federal income tax cost of investments	$8,521,227

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.2%)
Asset Backed Securities (4.7%)
Ameriquest Mortgage Securities, Inc., Series 03-1 A2
3.870%, 2/25/33 (l)	$2,434	$2,435
Series 03-2 A
3.870%, 3/25/33 (l)	4,250	4,253
Amortizing Residential Collateral Trust, Series 02-BC3M A
3.730%, 6/25/32 (l)	36,168	36,210
Series 02-BC4 A
3.750%, 7/25/32 (l)	5,075	5,020
Argent Securities, Inc., Series 03-W3 AV1B
3.910%, 9/25/33 (l)	28,473	28,626
Bank One Insurrance Trust, Series 03-A9 A9
3.860%, 6/15/11	500,000	491,502
Bear Stearns Asset Backed Securities, Inc., Series 01-3 A2
3.860%, 10/27/32 (l)	52,166	52,390
Series 02-2 A1
3.790%, 10/25/32 (l)	16,483	16,510
Series 03-2 A2
3.910%, 3/25/43 (l)	24,778	24,814
Capital Auto Receivables Asset Trust, Series 04-2 A3
3.580%, 1/15/09	525,000	516,079
Cendant Mortgage Corp., Series 03-A A1
6.000%, 7/25/43 §(l)	18,847	19,040
Centex Home Equity, Series 03-C AV
3.760%, 9/25/33 (l)	6,541	6,547
Series 04-A AV2
3.740%, 1/25/34 (l)	51,103	51,132
Chase Credit Card Master Trust, Series 03-6 A
3.500%, 2/15/11 (l)	625,000	626,716
Chase Issuance Trust, Series 04-A9 A9
3.220%, 6/15/10	150,000	146,461
Chase Manhattan Auto Owner Trust, Series 05-A A3
3.870%, 6/15/09	200,000	198,344
Citibank Credit Card Issuance Trust, Series 00-A1 A1
6.900%, 10/15/07	125,000	125,789
Series 03-A6 A6
2.900%, 5/17/10	250,000	240,011
Series 04-A1 A1
2.550%, 1/20/09	200,000	195,022
Series 04-A4 A4
3.200%, 8/24/09	175,000	170,988
Citibank Credit Card Master Trust I, Series 98-2 A
6.050%, 1/15/10	600,000	624,697
Countrywide Asset-Backed Certificates, Series 04-13 AV4
3.750%, 6/25/35 (l)	382,315	382,611
Series 05-SD1 A1A
3.610%, 5/25/35 §(l)	80,433	80,358
Credit Suisse First Boston Mortgage Securities Corp., Series 01-HE17 A1
3.770%, 1/25/32 (l)	5,218	5,259
Series 02-9 2X
2.478%, 3/25/32 †§	83,611	83,495
Series 02-P3 A
4.010%, 8/25/33 †§(l)	$228,717	$229,290
Daimler Chrysler Auto Trust, Series 05-A A3
3.490%, 12/8/08	365,000	360,989
First Alliance Mortgage Loan Trust, Series 99-4 A2
4.190%, 3/20/31 (l)	15,532	15,537
First Franklin Mortgage Loan Asset Backed Certificates, Series 03-FF5 A2
2.820%, 3/25/34 (l)	14,177	14,171
GMAC Mortgage Corp. Loan Trust, Series 99-HLTV A1
3.800%, 11/18/25 (l)	27,207	27,216
Goldman Sachs AMP Trust, Series 02-NC1 A2
3.780%, 7/25/32 (l)	274	276
Home Equity Asset Trust, Series 02-1 A4
3.760%, 11/25/32 (l)	257	257
Series 02-4 A2
3.870%, 3/25/33 (l)	1,788	1,789
Home Equity Mortgage Trust, Series 03-5 A1
3.880%, 1/25/34 (l)	—	—
Irwin Home Equity, Series 03-C 2A
3.980%, 6/25/28 (l)	7,739	7,744
MBNA Credit Card Master Note Trust, Series 04-A4 A4
2.700%, 9/15/09	175,000	170,367
MBNA Master Credit Card Trust, Series 00-L A
6.500%, 4/15/10	220,000	230,808
Merrill Lynch Mortgage Investors, Inc., Series 02-AFC1 AV1
3.830%, 4/25/31 (l)	4,940	4,941
Morgan Stanley ABS Capital I, Series 03-HE2 A2
3.800%, 8/25/33 (l)	91,513	91,645
Morgan Stanley Dean Witter Capital I, Series 02-HE1 A2
3.790%, 7/25/32 (l)	487	491
Quest Trust, Series 04-X2 A1
4.020%, 6/25/34 (l)§	82,282	82,448
Renaissance Home Equity Loan Trust, Series 03-2A
3.900%, 8/25/33 (l)	11,013	11,048
Series 03-3 A
3.960%, 12/25/33 (l)	25,465	25,602
Residential Asset Mortgage Products, Inc., Series 03-RS11 AIIB
3.790%, 12/25/33 (l)	20,550	20,601
Salomon Brothers Mortgage Securities VII, Series 02-CIT1 A
3.760%, 3/25/32 (l)	9,304	9,326
Saxon Asset Securities Trust, Series 02-1 AV2
3.730%, 1/25/32 (l)	1,138	1,140
Series 02-3 AV
3.860%, 12/25/32 (l)	2,237	2,238
SLM Student Loan Trust, Series 04-9 A1
3.640%, 10/26/09 (l)	16,001	15,999
Series 05-2 A1
3.630%, 4/25/10 (l)	186,982	186,981

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Series 05-6 A5B
3.670%, 7/27/26 (l)	$500,000	$500,000
Structured Asset Securities Corp., Series 02-HF1 A
3.600%, 1/25/33 (l)	19,390	19,444
Series 03-AL2 A
3.357%, 1/25/31 §	109,049	102,264

		6,266,921

Non-Agency CMO (6.5%)
Banc of America Alternative Loan Trust, Series 04-5 4A1
5.000%, 6/25/19	83,530	83,423
Series 04-6 4A1
5.000%, 7/25/19	85,625	84,934
Banc of America Commercial Mortgage, Inc., Series 04-5 A3
4.561%, 11/10/41	100,000	98,737
Series 04-6 A3
4.512%, 12/10/42	100,000	98,349
Series 05-3 A3A
4.621%, 7/10/43	325,000	320,073
Bank of America Mortgage Securities, Series 02-K 2A1
5.550%, 10/20/32 (l)	22,951	23,024
Bear Stearns Adjustable Rate Mortgage Trust, Series 02-2 IIIA
6.930%, 6/25/31 (l)	6,846	6,854
Series 02-5 6A
5.940%, 6/25/32 (l)	9,182	9,201
Series 03-8 1A1
4.260%, 1/25/34 (l)	256,410	254,371
Series 03-8 2A1
4.851%, 1/25/34 (l)	89,915	88,335
Series 03-8 4A1
4.710%, 1/25/34 (l)	144,376	141,055
Bear Stearns Alt-A Trust, Series 03-7 IIA2
3.740%, 2/25/34 (l)	24,131	24,130
Bear Stearns Commercial Mortgage Securities, Series 05-PWR8 A4
4.674%, 6/11/41	125,000	122,499
Chase Commercial Mortgage Securities Corp., Series 99-2 A2
7.198%, 1/15/32	75,000	81,832
Citigroup Commercial Mortgage Trust, Series 05-EMG A4
4.520%, 9/20/51 §	350,000	343,610
Countrywide Alternative Loan Trust, Series 03-J1 4A1
6.000%, 10/25/32	20,663	20,485
Series 03-J3 2A1
6.250%, 12/25/33	24,129	24,504
Countrywide Home Loan Mortgage Pass Through Trust, Series 02-30 M
3.882%, 10/19/32 (l)	71,915	66,521
Series 04-7 5A2
3.730%, 5/25/34 (l)	22,194	22,145
Credit-Based Asset Servicing and Securitization, Series 02-CB1 A2A
3.800%, 8/25/29 (l)	9,005	9,007
Series 02-CB6 2A1
3.960%, 1/25/33 (l)	1,622	1,622
First Horizon Asset Securities, Inc., Series 00-H 1A
7.000%, 9/25/30	3,881	3,871
First Union - Lehman Brothers - Bank of America, Series 98-C2 A2
6.560%, 11/18/35	$88,491	$92,244
First Union National Bank Commercial Mortgage, Series 00-C1 A2
7.841%, 5/17/32	425,000	476,846
Series 00-C2 A2
7.202%, 10/15/32	355,000	393,351
GE Capital Commercial Mortgage Corp., Series 05-C1 A3
4.578%, 6/10/48	90,000	88,920
GMAC Commercial Mortgage Securities, Inc., Series 00-C2 A2
7.455%, 8/16/33	90,000	99,780
Series 00-C3 A2
6.957%, 9/15/35	745,000	819,248
Series 99-C1 A2
6.175%, 5/15/33	60,000	62,837
Series 99-C3 A2
7.179%, 8/15/36	90,937	97,780
Greenwich Capital Commercial Funding Corp., Series 05-GG3 AAB
4.619%, 8/10/42 (l)	105,000	104,058
GS Mortgage Securities Corp. II, Series 05-GG4 A4
4.761%, 7/10/39	150,000	148,050
Series 98-C1 A3
6.135%, 10/18/30	112,396	116,503
GSR Mortgage Loan Trust, Series 04-9 4A1
4.068%, 8/25/34 (l)	183,541	179,472
Impac CMB Trust, Series 03-8 2A1
3.910%, 10/25/33 (l)	78,130	78,317
JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-CB12 A4
4.895%, 9/12/37	325,000	322,969
Series 05-LDP2 AM
4.780%, 7/15/42 (l)	125,000	123,119
Series 01-CIB2 A3
6.429%, 4/15/35	100,000	107,749
Series 01-CIBC A3
6.260%, 3/15/33	130,000	139,326
LB Commercial Conduit Mortgage Trust, Series 98-C4 A1B
6.210%, 10/15/35	125,000	130,625
LB-UBS Comercial Mortgage Trust, Series 01-C2 A2
6.653%, 11/15/27	325,000	354,118
MASTR Alternative Loans Trust, Series 04-4 1A1
5.500%, 5/25/34	80,856	79,211
Merrill Lynch Mortgage Investors, Inc., Series 03-A1 3A
4.910%, 12/25/32 (l)	26,628	26,163
Nationslink Funding Corp., Series 99-1 A2
6.316%, 1/20/31	138,254	144,255
Salomon Brothers Mortgage Securities VII, Series 00-C1 A2
7.520%, 12/18/09	75,000	82,571
Sequoia Mortgage Trust, Series 10-2A1
3.810%, 10/20/27 (l)	264,328	264,724

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Structured Asset Securities Corp., Series 01-3A 1A1
3.940%, 3/25/31 (l)	$6,494	$6,532
Series 01-21A 1A1
6.250%, 1/25/32 (l)	21,016	21,409
Series 02-HF2 A1
3.960%, 7/25/32 (l)	2,148	2,150
Series 02-HF2 A3
3.960%, 7/25/32 (l)	8,204	8,212
Wachovia Bank Commercial Mortgage Trust, Series 05-C18 A4
4.935%, 4/15/42	90,000	89,974
Series 05-C19 A2
4.516%, 5/15/44	375,000	370,624
Washington Mutual, Inc., Series 00-3A
4.004%, 12/25/40 (l)	250,536	249,845
Series 02-AR2 A
3.872%, 2/27/34 (l)	51,339	50,631
Series 02-AR6 A
4.033%, 6/25/42 (l)	23,979	24,217
Series 02-AR10 A6
4.816%, 10/25/32 (l)	18,768	18,777
Series 03-R1 A1
3.730%, 12/25/27 (l)	1,255,440	1,254,278
Wells Fargo Mortgage Backed Securities Trust, Series 04-K 1A2
4.480%, 7/25/34 (l)	202,643	199,529

		8,756,996

Total Asset-Backed and Mortgage-Backed Securities		15,023,917

Consumer Discretionary (2.1%)
Automobiles (1.3%)
DaimlerChrysler AG
7.450%, 3/1/27	15,000	17,038
DaimlerChrysler NA Holdings Corp.
4.270%, 9/26/05 (l)	30,000	30,019
3.890%, 5/24/06 (l)	50,000	50,146
3.610%, 3/7/07 (l)	500,000	498,533
3.859%, 9/10/07 (l)	150,000	150,304
6.500%, 11/15/13	170,000	183,281
Ford Motor Co.
7.450%, 7/16/31	31,000	26,283
Ford Motor Credit Co.
6.875%, 2/1/06	350,000	353,473
3.590%, 3/13/07 (l)	400,000	373,000
General Motors Corp.
8.375%, 7/15/33	100,000	90,250

		1,772,327

Hotels, Restaurants & Leisure (0.0%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	46,000	50,086

Media (0.7%)
Comcast Cable Communications, Inc.
6.375%, 1/30/06	35,000	35,389
6.750%, 1/30/11	15,000	16,311
Comcast Corp.
7.050%, 3/15/33	210,000	244,166
Historic TW, Inc.
9.150%, 2/1/23	10,000	13,471
6.625%, 5/15/29	82,000	89,940
News America Holdings, Inc.
7.750%, 1/20/24	10,000	11,855
News America, Inc.
7.280%, 6/30/28	25,000	28,641
6.200%, 12/15/34	125,000	129,903
TCI Communications, Inc.
7.125%, 2/15/28	$10,000	$11,393
Time Warner Cos., Inc.
7.570%, 2/1/24	20,000	23,922
Time Warner, Inc.
6.750%, 4/15/11	5,000	5,467
6.875%, 5/1/12	100,000	111,375
7.700%, 5/1/32	125,000	156,176

		878,009

Multiline Retail (0.1%)
Federated Department Stores, Inc.
6.790%, 7/15/27	10,000	11,035
7.000%, 2/15/28	30,000	34,247
May Department Stores Co.
7.875%, 3/1/30	5,000	6,089
6.700%, 7/15/34	50,000	55,001
8.125%, 8/15/35	25,000	28,272

		134,644

Total Consumer Discretionary		2,835,066

Consumer Staples (0.3%)
Beverages (0.0%)
Diageo Capital plc
3.375%, 3/20/08	30,000	29,212

Food & Staples Retailing (0.1%)
Albertson’s, Inc.
7.750%, 6/15/26	5,000	5,652
7.450%, 8/1/29	50,000	56,661
Delhaize America, Inc.
7.375%, 4/15/06	95,000	96,832

		159,145

Food Products (0.2%)
General Mills, Inc.
5.125%, 2/15/07	30,000	30,286
H.J. Heinz Co.
6.189%, 12/1/05 §(b)(l)	100,000	100,710
6.189%, 12/1/05 §(l)	100,000	100,710

		231,706

Total Consumer Staples		420,063

Energy (0.5%)
Oil & Gas (0.5%)
Amerada Hess Corp.
6.650%, 8/15/11	200,000	217,208
Anadarko Finance Co.
7.500%, 5/1/31	40,000	49,528
Columbia Energy Group
6.800%, 11/28/05	50,000	50,414
Conoco, Inc.
8.350%, 8/1/06	20,000	20,656
ConocoPhillips
7.000%, 3/30/29	20,000	24,305
5.900%, 10/15/32	30,000	32,758
Devon Financing Corp.
7.875%, 9/30/31	60,000	76,262
El Paso Corp.
7.750%, 1/15/32	500	506
Pemex Project Funding Master Trust
8.000%, 11/15/11	50,000	56,400
5.750%, 12/15/15 §	10,000	9,805
Petro-Canada
5.950%, 5/15/35	105,000	105,808
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §	73,128	71,257
Statoil ASA
5.125%, 4/30/14 §	10,000	10,191

Total Energy		725,098

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (7.5%)
Capital Markets (0.0%)
Morgan Stanley
5.800%, 4/1/07		$25,000	$25,538
4.250%, 5/15/10		25,000	24,426
5.300%, 3/1/13		20,000	20,432

			70,396

Commercial Banks (2.4%)
Bank of America Corp.
5.250%, 2/1/07		500,000	507,216
3.875%, 1/15/08		30,000	29,639
6.250%, 4/1/08		15,000	15,650
4.500%, 8/1/10		80,000	79,465
Bank Of New York Co., Inc.
3.750%, 2/15/08		75,000	73,694
Barclays Bank plc
8.550%, 9/29/49 §(l)		125,000	147,923
6.860%, 12/31/49 §(l)		10,000	11,383
Depfa ACS Bank
3.625%, 10/29/08		100,000	97,664
FleetBoston Financial Corp.
3.850%, 2/15/08		30,000	29,471
HBOS Treasury Services plc
3.600%, 8/15/07 §		20,000	19,684
3.500%, 11/30/07 §		40,000	39,177
HSBC Bank USA N.A.
3.870%, 6/7/07		125,000	123,896
4.625%, 4/1/14		60,000	58,700
HSBC Capital Funding LP
10.176%, 12/29/49 §(l)		150,000	234,416
HSBC Holdings plc
5.375%, 12/20/12	EUR	90,000	123,416
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 9/15/10		$275,000	271,927
Landwirtschaftliche Rentenbank
0.650%, 9/30/08	JPY	14,000,000	126,580
National Westminster Bank plc/United Kingdom
7.375%, 10/1/09		$25,000	27,610
Rabobank Capital Funding II
5.260%, 12/31/49 §(l)		190,000	190,983
Rabobank Capital Funding Trust III
5.254%, 12/31/49 §(l)		180,000	180,150
RBS Capital Trust I
4.709%, 12/29/49 (l)		75,000	72,284
SunTrust Banks, Inc.
3.625%, 10/15/07		80,000	78,391
4.000%, 10/15/08		15,000	14,744
U.S. Bancorp
3.950%, 8/23/07		15,000	14,881
U.S. Bank NA
4.400%, 8/15/08		300,000	299,404
Wells Fargo & Co.
4.000%, 8/15/08		90,000	88,843
4.200%, 1/15/10		310,000	305,418

			3,262,609

Consumer Finance (1.0%)
General Motors Acceptance Corp.
4.870%, 10/20/05 (l)		1,020,000	1,021,464
6.750%, 1/15/06		70,000	70,550
6.125%, 9/15/06		50,000	50,330
6.875%, 8/28/12		100,000	95,766
8.000%, 11/1/31		40,000	38,800
Household Finance Corp.
4.750%, 5/15/09		50,000	50,067

			1,326,977

Diversified Financial Services (3.1%)
BAE Systems Holdings, Inc.
5.200%, 8/15/15 §		$125,000	$123,934
Bank One Corp.
2.625%, 6/30/08		25,000	23,727
CIT Group, Inc.
7.750%, 4/2/12		250,000	287,901
Citigroup, Inc.
5.750%, 5/10/06		90,000	91,070
3.500%, 2/1/08		45,000	44,020
3.625%, 2/9/09		40,000	38,878
6.200%, 3/15/09		25,000	26,347
4.125%, 2/22/10		675,000	661,922
6.000%, 10/31/33		40,000	42,787
6.875%, 2/15/98		25,000	29,259
Eksportfinans A/S
3.375%, 1/15/08		100,000	97,849
General Electric Capital Corp.
3.450%, 7/16/07		15,000	14,713
3.450%, 1/15/08 (l)		250,000	247,469
4.130%, 3/4/08		390,000	387,002
3.600%, 10/15/08		15,000	14,583
3.125%, 4/1/09		735,000	699,176
4.125%, 9/1/09		225,000	220,991
JPMorgan Chase & Co.
6.375%, 2/15/08		25,000	26,053
3.625%, 5/1/08		205,000	200,586
Lehman Brothers Holdings, Inc.
4.500%, 7/26/10		75,000	74,182
MassMutual Global Funding II
2.550%, 7/15/08 §		30,000	28,354
Nationwide Building Society
3.500%, 7/31/07 §		50,000	49,094
4.250%, 2/1/10 §		90,000	88,305
Paccar Financial Corp.
3.560%, 10/20/05 (l)		100,000	100,001
Pemex Finance Ltd.
9.030%, 2/15/11		100,000	111,134
Principal Life Global Funding I
3.934%, 4/19/06 §(l)		220,000	220,544
Racers, Series 97-R-8-3
3.568%, 8/15/07 †§(b)(l)		100,000	95,746
SLM Corp.
3.625%, 3/17/08		50,000	48,674
TIAA Global Markets, Inc.
3.875%, 1/22/08 §		25,000	24,638
UFJ Finance Aruba AEC
6.750%, 7/15/13		30,000	32,984

			4,151,923

Insurance (0.8%)
Allstate Financial Global Funding
6.150%, 2/1/06 §		25,000	25,257
ASIF Global Financing
3.900%, 10/22/08 §		45,000	43,833
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07		20,000	19,619
3.375%, 10/15/08		25,000	24,057
4.125%, 1/15/10		230,000	225,012
Liberty Mutual Group
6.500%, 3/15/35 §		55,000	53,107
Metlife, Inc.
5.700%, 6/15/35		95,000	96,140
Metropolitan Life Global Funding I
3.394%, 5/22/06 §(l)		160,000	160,094
3.375%, 10/5/07 §		25,000	24,412
Monumental Global Funding II
4.375%, 7/30/09 §		25,000	24,671

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Platinum Underwriters Finance, Inc.
7.500%, 6/1/17 §		$25,000	$25,112
Protective Life Secured Trust
3.700%, 11/24/08		25,000	24,385
Protective Life U.S. Funding Trust
3.570%, 9/26/05 §(l)		40,000	40,005
Prudential Financial, Inc.
4.104%, 11/15/06 (e)		122,000	121,675
Travelers Property Casualty Corp.
5.000%, 3/15/13		130,000	129,218
XL Capital Ltd.
6.375%, 11/15/24		15,000	15,866

			1,052,463

Real Estate (0.2%)
Archstone-Smith Operating Trust (REIT)
5.630%, 8/15/14		60,000	61,478
AvalonBay Communities, Inc. (REIT)
4.950%, 3/15/13		10,000	9,860
EOP Operating LP
7.500%, 4/19/29		30,000	35,015
ERP Operating LP
6.625%, 3/15/12		75,000	81,896
Rouse Co. (REIT)
3.625%, 3/15/09		35,000	32,709

			220,958

Total Financials			10,085,326

Government Securities (77.6%)
Agency CMO (7.3%)
Federal Home Loan Mortgage Corp.
5.000%, 6/15/13		71,076	71,294
5.000%, 12/15/17		60,000	60,110
5.000%, 2/15/18		390,000	386,561
4.500%, 3/1/20		99,156	97,616
4.500%, 4/1/20		99,170	97,629
4.500%, 5/1/20		97,489	95,974
6.500%, 3/15/29		12,699	12,803
6.500%, 4/15/29		215,615	223,314
3.740%, 12/15/29 (l)		59,888	60,156
5.500%, 1/15/31		100,000	101,828
5.500%, 5/1/33		499,999	503,077
5.500%, 4/15/35		99,997	101,823
5.500%, 5/15/35		497,628	505,741
6.500%, 7/25/43		117,264	121,263
Federal National Mortgage Association
6.000%, 12/25/08		6,536	6,528
5.000%, 3/25/18		30,000	29,950
4.500%, 9/25/18		50,000	48,521
5.500%, 5/25/27		373,086	378,160
6.000%, 8/25/28		101,759	103,258
5.310%, 8/25/33		100,000	98,884
5.500%, 12/25/33		79,498	80,414
5.500%, 1/25/34		96,114	97,343
5.500%, 2/1/34		913,724	919,027
5.500%, 4/1/34		1,441,151	1,449,515
5.500%, 5/1/34		496,355	499,097
6.500%, 7/25/34		55,582	57,884
5.500%, 2/1/35		980,947	986,367
5.500%, 2/25/35		80,000	81,301
3.760%, 3/25/35		89,491	89,527
3.710%, 7/25/35 (l)		247,797	248,149
5.500%, 8/25/35		146,096	145,117
5.500%, 8/25/35		700,000	709,777
Government National Mortgage Association
6.500%, 6/20/32		121,467	127,614
Small Business Administration Participation Certificates
5.130%, 9/1/23		92,096	93,854
4.340%, 3/1/24		$652,387	$637,536
4.625%, 2/1/25		500,000	495,347

			9,822,359

Foreign Governments (4.5%)
Bundersrepublik Deutscheland
5.500%, 1/4/31	EUR	170,000	266,204
Federative Republic of Brazil
4.250%, 4/15/06 (l)		$76,000	76,137
11.500%, 3/12/08		246,000	279,948
11.500%, 3/12/08		20,000	22,811
4.313%, 4/15/09 (l)		107,300	106,227
9.230%, 6/29/09 (l)		125,000	145,031
4.313%, 4/15/12 (l)		84,001	81,380
8.000%, 4/15/14		79,162	80,302
12.250%, 3/6/30		113,000	146,900
11.000%, 8/17/40		270,000	317,992
Government of France
4.750%, 4/25/35	EUR	160,000	228,014
4.000%, 4/25/55	EUR	150,000	190,542
Hong Kong Government International Bond
5.125%, 8/1/14 §		$350,000	356,846
Israel Government AID Bond
5.500%, 4/26/24		50,000	54,069
5.500%, 9/18/33		40,000	43,679
Japan Financial Corp. for Municipal Enterprises
4.625%, 4/21/15		100,000	99,075
Kingdom of Spain
3.100%, 9/20/06	JPY	11,000,000	101,526
5.750%, 7/30/32	EUR	236,000	382,931
4.200%, 1/31/37	EUR	50,000	65,348
Republic of Italy
3.800%, 3/27/08	JPY	38,000,000	370,814
Republic of Panama
8.250%, 4/22/08		$20,000	21,794
8.250%, 4/22/08		215,000	233,275
9.625%, 2/8/11		113,000	135,317
Republic of Peru
9.125%, 1/15/08		230,000	253,575
9.125%, 2/21/12		242,000	285,439
Republic of South Africa
5.250%, 5/16/13	EUR	40,000	53,187
Russian Federation
10.000%, 6/26/07		$120,000	131,508
5.000%, 3/31/30 §(e)		652,000	722,938
Swedish Export Credit AB
2.875%, 1/26/07		25,000	24,498
Ukraine Government International Bond
11.000%, 3/15/07		74,670	78,478
United Mexican States
8.625%, 3/12/08		45,000	49,388
4.270%, 1/13/09 (l)		30,000	30,450
10.375%, 2/17/09		100,000	117,910
8.375%, 1/14/11		25,000	28,675
6.375%, 1/16/13		50,000	52,850
8.125%, 12/30/19		10,000	12,090
8.000%, 9/24/22		55,000	65,863
8.300%, 8/15/31		37,000	45,732
6.750%, 9/27/34		200,000	210,800

			5,969,543

Municipal Bonds (1.7%)
California State Economic Recovery
7.440%, 7/1/11 §(l)		25,000	29,334
Cook County, Illinois, Series B
5.000%, 11/15/12		130,000	141,215

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Energy NorthWest Washington Electicity Revenue
8.410%, 7/1/14 §(l)	$60,000	$75,005
Fairfax County, Virginia, Series A
5.250%, 4/1/13	80,000	89,390
Florida State Board of Education
5.000%, 6/1/33	10,000	10,562
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39	110,000	126,423
7.900%, 6/1/42	50,000	61,790
Michigan State Building Authority
5.250%, 10/15/12	150,000	166,672
New Jersey State Transportation Trust Fund Authority
7.320%, 6/15/11 §	75,000	85,356
New York City Municipal Water Finance Authority
5.000%, 6/15/29	30,000	31,345
7.680%, 6/15/34 §(l)	10,000	11,129
5.000%, 6/15/35	150,000	156,835
New York State Environmental Facilities Corp.
5.000%, 6/15/32	10,000	10,503
Rhode Island Clean Water Finance Agency, Series A
5.000%, 10/1/28	100,000	105,262
San Antonio Texas Water Revenue, Series A
5.000%, 5/15/32	300,000	310,617
South Carolina State Public Service Authority, Series A
5.000%, 1/1/13	160,000	175,872
South Carolina Transportation Infrastructure
5.000%, 10/1/33	10,000	10,491
Tobacco Settlement Authority of Iowa, Series B
5.600%, 6/1/35	100,000	103,595
Tobacco Settlement Financing Corp./NJ
6.375%, 6/1/32	255,000	296,886
6.000%, 6/1/37	130,000	141,981
6.250%, 6/1/43	90,000	104,031

		2,244,294

Supranational (0.2%)
Export-Import Bank of China
5.250%, 7/29/14 §	300,000	304,637

US Government Agencies (35.6%)
Federal Home Loan Bank
2.300%, 7/24/07	1,050,000	1,011,639
Federal Home Loan Mortgage Corp.
3.300%, 9/14/07	700,000	687,117
3.250%, 11/2/07	1,200,000	1,173,077
4.625%, 5/28/13	75,000	73,108
5.500%, 2/1/14	86,408	88,228
6.000%, 1/1/17	48,813	50,386
6.500%, 1/1/17	185,251	192,152
6.000%, 2/1/17	42,036	43,391
6.500%, 7/1/29	69,049	71,617
5.630%, 11/1/31 (l)	15,377	15,786
5.000%, 4/1/34	406,467	400,517
5.000%, 8/15/20 TBA	200,000	200,500
Federal National Mortgage Association
2.350%, 4/29/06	25,000	24,693
1.750%, 6/16/06	45,000	44,108
3.240%, 9/7/06 (l)	300,000	299,876
2.710%, 1/30/07	$300,000	$293,704
3.000%, 3/2/07	195,000	191,513
2.350%, 4/5/07	55,000	53,384
2.920%, 8/15/07 (e)	55,000	54,983
3.125%, 3/16/09	75,000	71,803
6.625%, 9/15/09	130,000	140,857
3.150%, 10/23/09 (e)	115,000	114,824
5.500%, 3/15/11	325,000	341,296
5.390%, 12/1/11	90,623	93,573
5.125%, 5/27/15	75,000	74,610
5.500%, 6/1/17	6,381	6,512
7.000%, 11/1/17	40,867	42,771
5.000%, 8/1/18	86,098	86,362
4.500%, 10/1/18	59,775	58,877
5.000%, 11/1/18	216,921	217,587
6.000%, 12/1/18	69,768	72,073
5.000%, 2/1/19	28,022	28,108
5.000%, 8/1/19	729,807	731,837
5.000%, 11/1/19	691,969	693,893
5.500%, 11/1/19	50,982	52,029
5.000%, 1/1/20	282,129	282,914
7.000%, 9/1/31	33,413	35,172
7.000%, 1/1/32	1,795	1,889
6.500%, 2/1/32	70,297	72,850
7.000%, 4/1/32	16,797	17,675
3.570%, 3/1/33 (l)	311,097	314,236
5.130%, 4/1/33 (l)	72,209	72,393
5.500%, 4/1/33	167,271	168,242
5.500%, 12/1/33	1,317,222	1,324,867
5.500%, 2/1/34	676,600	680,338
5.500%, 3/1/34	675,804	679,538
5.500%, 4/1/34	291,501	293,110
6.500%, 5/1/34	209,288	216,889
5.500%, 6/1/34	78,944	79,377
5.500%, 7/1/34	484,805	487,480
5.500%, 8/1/34	1,057,297	1,063,138
5.500%, 9/1/34	1,717,632	1,727,072
5.500%, 11/1/34	5,577,613	5,608,428
5.500%, 1/1/35	1,929,918	1,940,580
5.500%, 2/1/35	16,695,097	16,788,050
5.500%, 8/25/35	110,000	111,818
5.470%, 12/1/40 (l)	20,079	20,629
5.500%, 8/25/20 TBA	500,000	510,000
4.500%, 8/25/35 TBA	200,000	191,750
5.000%, 8/25/35 TBA	200,000	196,938
5.500%, 8/25/35 TBA	800,000	804,000
6.000%, 9/25/35 TBA	100,000	102,000
6.500%, 9/25/35 TBA	100,000	103,375
Government National Mortgage Association
4.130%, 1/20/16 (l)	26,225	26,073
3.750%, 9/20/21 (l)	43,983	44,450
4.125%, 11/20/22 (l)	11,407	11,588
3.380%, 4/20/27 (l)	27,257	27,591
3.750%, 7/20/27 (l)	30,747	31,139
5.500%, 12/15/28	8,964	9,097
6.000%, 2/15/29	157,742	162,273
7.500%, 5/15/30	38,114	40,747
7.500%, 7/15/30	32,378	34,615
7.000%, 9/15/31	23,112	24,419
7.500%, 9/15/31	12,400	13,254
5.500%, 1/15/32	199,642	202,318
6.000%, 2/15/32	45,868	47,186
7.000%, 5/15/32	39,897	42,149
6.000%, 9/15/32	338,724	348,488
6.000%, 10/15/32	72,577	74,662
5.500%, 1/15/33	219,637	222,519
5.500%, 2/15/33	81,461	82,530
6.000%, 2/15/33	47,291	48,650

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
5.500%, 7/15/33		$78,795	$79,829
5.500%, 12/15/33		391,925	397,067
5.500%, 1/15/34		1,314,266	1,331,394
6.000%, 1/15/34		236,594	243,411
5.500%, 2/15/34		463,383	469,422
5.500%, 8/15/35 TBA		101	1,518,282
Housing Urban Development
5.380%, 8/1/18		130,000	132,989
Resolution Funding Corp.
(Zero Coupon), 7/15/18		25,000	13,591
(Zero Coupon), 10/15/18		25,000	13,409
Small Business Administration
4.524%, 2/10/13		151,054	149,678
4.504%, 2/1/14		322,172	319,313

			47,853,672

U.S. Treasuries (28.3%)
U.S. Treasury Bonds
8.750%, 5/15/17		725,000	1,012,423
8.125%, 8/15/19		355,000	488,264
8.500%, 2/15/20		75,000	106,749
7.125%, 2/15/23		820,000	1,073,271
6.250%, 8/15/23		250,000	301,455
6.000%, 2/15/26		580,000	690,653
6.750%, 8/15/26		165,000	213,662
5.500%, 8/15/28		35,000	39,777
5.375%, 2/15/31		380,000	431,805
Inflation Indexed
2.375%, 1/15/25		206,284	217,775
1.875%, 7/15/15		314,982	314,354
U.S. Treasury Notes
2.750%, 6/30/06		800,000	791,937
2.750%, 7/31/06		200,000	197,766
2.500%, 10/31/06		300,000	294,738
2.875%, 11/30/06		1,300,000	1,281,770
3.000%, 12/31/06		5,550,000	5,475,419
3.625%, 6/30/07		5,625,000	5,584,348
3.875%, 7/31/07		1,325,000	1,321,481
5.000%, 2/15/11		1,050,000	1,094,051
4.875%, 2/15/12		5,300,000	5,512,827
4.250%, 8/15/13		9,600,000	9,612,000
4.125%, 5/15/15		415,000	409,748
Inflation Indexed
3.625%, 1/15/08		361,029	378,403
2.000%, 7/15/14		701,366	708,927
1.625%, 1/15/15		483,640	472,871

			38,026,474

Total Government Securities			104,220,979

Health Care (0.2%)
Health Care Equipment & Supplies (0.0%)
Boston Scientific Corp.
5.450%, 6/15/14		10,000	10,268

Health Care Providers & Services (0.1%)
WellPoint, Inc.
5.950%, 12/15/34		65,000	69,134

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
5.750%, 10/1/11		125,000	131,577
Merck & Co., Inc.
4.750%, 3/1/15		15,000	14,762
6.400%, 3/1/28		$25,000	$28,281

			174,620

Total Health Care			254,022

Industrials (0.6%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
8.500%, 12/1/29		90,000	126,740
Northrop Grumman Corp.
4.079%, 11/16/06		30,000	29,780
7.125%, 2/15/11		20,000	22,244
7.750%, 2/15/31		50,000	65,547

			244,311

Airlines (0.3%)
Continental Airlines, Inc.
7.056%, 3/15/11		340,000	352,941
United Air Lines, Inc.
7.730%, 7/1/10 (h)		25	24
7.186%, 4/1/11 (h)		2,771	2,700

			355,665

Industrial Conglomerates (0.0%)
Tyco International Group S.A.
6.750%, 2/15/11		20,000	21,894

Road & Rail (0.1%)
Burlington Northern Santa Fe Corp.
6.375%, 12/15/05		20,000	20,162
Union Pacific Corp.
7.125%, 2/1/28		15,000	17,841
Union Pacific Railroad Co.
5.082%, 1/2/29		125,000	125,000

			163,003

Total Industrials			784,873

Materials (0.1%)
Containers & Packaging (0.1%)
Packaging Corp. of America
4.375%, 8/1/08		129,000	125,904

Paper & Forest Products (0.0%)
Georgia-Pacific Corp.
7.500%, 5/15/06		10,000	10,200

Total Materials			136,104

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
AT&T Corp.
9.750%, 11/15/31		22,000	28,490
Deutsche Telekom International Finance BV
8.125%, 5/29/12	EUR	81,000	126,647
8.250%, 6/15/30		$70,000	93,636
France Telecom S.A.
7.000%, 3/14/08 §	EUR	120,000	160,598
New England Telephone & Telegraph
7.875%, 11/15/29		$5,000	6,128
Qwest Corp.
7.625%, 6/15/15 §		110,000	113,575
SBC Communications, Inc.
4.125%, 9/15/09		350,000	342,583
4.389%, 6/5/21 §		50,000	50,015
6.450%, 6/15/34		10,000	11,019
6.150%, 9/15/34		5,000	5,314
Sprint Capital Corp.
8.750%, 3/15/32		105,000	144,487
Telecom Italia Capital S.A.
6.000%, 9/30/34 §		100,000	101,458

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Verizon Global Funding Corp.
7.750%, 12/1/30		$110,000	$139,249
Verizon Maryland, Inc.
6.125%, 3/1/12		25,000	26,395
Verizon New Jersey, Inc.
7.850%, 11/15/29		10,000	12,064

			1,361,658

Wireless Telecommunication Services (0.2%)
Cingular Wireless LLC
6.500%, 12/15/11		120,000	130,469
Nextel Communications, Inc.
7.375%, 8/1/15		50,000	53,875
Vodafone Group plc
7.750%, 2/15/10		125,000	140,585

			324,929

Total Telecommunication Services			1,686,587

Utilities (1.2%)
Electric Utilities (1.1%)
AEP Texas Central Co.
6.650%, 2/15/33		230,000	260,379
Appalachian Power Co.
3.600%, 5/15/08		65,000	63,385
Dayton Power & Light Co.
5.125%, 10/1/13		50,000	50,598
Dominion Resources, Inc.
5.125%, 12/15/09		25,000	25,270
5.950%, 6/15/35		50,000	51,098
Exelon Corp.
6.750%, 5/1/11		10,000	10,914
5.625%, 6/15/35		90,000	88,598
FirstEnergy Corp.
7.375%, 11/15/31		40,000	48,107
Florida Power & Light
4.950%, 6/1/35		75,000	71,362
Nevada Power Co.
5.875%, 1/15/15 §		100,000	102,500
Niagara Mohawk Power Corp.
7.750%, 5/15/06		100,000	102,720
7.750%, 10/1/08		200,000	217,651
Pepco Holdings, Inc.
6.450%, 8/15/12		90,000	96,916
Progress Energy, Inc.
7.100%, 3/1/11		130,000	142,847
7.750%, 3/1/31		25,000	30,858
PSEG Energy Holdings, Inc.
8.500%, 6/15/11		50,000	54,625
Public Service Electric & Gas
5.250%, 7/1/35		25,000	24,613
Scottish Power, plc
4.910%, 3/15/10		25,000	25,064
Virginia Electric & Power Co.
5.750%, 3/31/06		25,000	25,236

			1,492,741

Multi-Utilities & Unregulated Power (0.1%)
Consolidated Natural Gas Co.
5.000%, 3/1/14		25,000	24,837
GPU, Inc.
7.700%, 12/1/05		50,000	50,521
Texas Eastern Transmission LP
5.250%, 7/15/07		40,000	40,339

			115,697

Total Utilities			1,608,438

Total Long-Term Debt Securities (102.5%) (Cost $137,752,116)			137,780,473

	Number of Shares		Value (Note 1)
PREFERRED STOCKS:
Government Securities (0.0%)
Non-Agency (0.0%)
Fannie Mae
7.00%		800	$44,350

Total Preferred Stocks (0.0%) (Cost $40,000)			44,350

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Commercial Paper (4.4%)
Danske Corp.
3.48%, 10/11/05 (p)		$1,800,000	1,787,544
DnB NORBank ASA
3.61%, 11/7/05 (p)		1,800,000	1,782,324
UBS Finance Delaware LLC
3.62%, 11/21/05 (p)		800,000	791,008
Westpac Capital Corp.
3.52%, 10/20/05 (p)		1,600,000	1,587,424

Total Commercial Paper			5,948,300

Government Securities (1.7%)
Dutch Treasury Certificate
1.86%, 8/31/05 (p)	EUR	450,000	545,718
French Discount Treasury Bill
1.92%, 9/8/05 (p)	EUR	250,000	303,032
German Treasury Bill
1.97%, 10/19/05 (p)	EUR	400,000	483,747
Kingdom of Spain
1.95%, 8/19/05 (p)		$700,000	849,389
U.S. Treasury Bill
2.96%, 9/15/05 (p)		65,000	64,755

Total Government Securities			2,246,641

Time Deposit (0.3%)
JPMorgan Chase Nassau
2.77%, 8/1/05		355,076	355,076

Total Short-Term Debt Securities (6.4%) (Amortized Cost $8,561,287)			8,550,017

	Number of Contracts (c)
OPTIONS PURCHASED:
Put Options (0.0%)
EURODollar Future
December-05 @ $93.75*		20	125

Total Purchased Options (0.0%) (Cost $200)			125

Total Investments Before Options Written and Securities Sold Short (108.9%) (Cost/Amortized Cost $146,353,603)			146,374,965

OPTIONS WRITTEN:
Call Options (-0.0%)
EURODollar Future
August-05 @ $95.75*(d)		(20)	(5,875)
U.S. 10 Year Treasury Note Future
August-05 @ $112.00*(d)		(3)	(750)
September-05 @ $113.00*(d)		(2)	(156)
September-05 @ $116.00*(d)		(26)	(406)

			(7,187)

Put Options (-0.0%)
U.S. 10 Year Treasury Note Future
September-05 @ $105.00*		(1)	(16)
September-05 @ $106.00*		(3)	(47)
September-05 @ $110.00*		(26)	(7,313)

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Contracts	Value (Note 1)
September-05 @ $111.00*	(1)	$(656)

		(8,032)

Total Options Written (-0.0%) (Premiums Received $22,297)		(15,219)

Total Investments Before Securities Sold Short (108.9%) (Cost/Amortized Cost $146,331,306)		146,359,746

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-1.9%)
Federal Home Loan Mortgage Corp.
5.00%, 5/15/35 TBA	$(400,000)	(393,625)
Federal National Mortgage Association
5.50%, 5/25/35 TBA	(800,000)	(802,500)
Government National Mortgage Association
5.50%, 8/15/35 TBA	(1,400,000)	(1,417,063)

Total Securities Sold Short (-1.9%) (Proceeds $2,620,000)		(2,613,188)

Total Investments (107.0%) (Cost/Amortized Cost $143,711,306)		143,746,558
Other Assets Less Liabilities (-7.0%)		(9,366,723)

Net Assets (100%)		$134,379,835

All values are in U.S. Dollars unless otherwise noted.

*	Non-income producing.

†	Securities (totaling $408,531 or 0.30% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2005, the market value of these securities amounted to $5,197,391 or 3.87% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating rate security. Rate disclosed is as of July 31, 2005.

(n)	Regulation S. Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

JPY — Japanese Yen

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery.

At July 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 7/31/05	Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note	9	September-05	$1,861,473	$1,858,359	$(3,114)
U.S. Long Bond	26	September-05	3,043,582	2,998,125	(45,457)
EURODollar	8	March-06	1,913,150	1,910,700	(2,450)
EURODollar	12	March-06	2,865,450	2,868,900	3,450

					$(47,571)

Sales
U.S. 5 Year Treasury Note	36	September-05	$3,893,482	$3,859,313	$34,169
U.S. 10 Year Treasury Note	37	September-05	4,150,653	4,106,422	44,231

					78,400

					$30,829

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

At July 31, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen, expiring 8/12/05	38,861	$348,159	$347,027	$(1,132)
Japanese Yen, expiring 8/12/05	4,000	36,247	35,720	(527)
Japanese Yen, expiring 8/12/05	4,000	36,165	35,720	(445)
Japanese Yen, expiring 8/12/05	1,000	8,919	8,930	11
European Union, expiring 10/20/05	1,363	1,653,838	1,661,211	7,373
Japanese Yen, expiring 10/27/05	57,800	519,196	520,248	1,052

				$6,332

Foreign Currency Sell Contracts
European Union, expiring 8/25/05	2,770	$3,369,234	$3,367,554	$1,680
European Union, expiring 8/25/05	398	479,015	483,858	(4,843)
European Union, expiring 10/20/05	1,363	1,651,847	1,661,211	(9,364)
Japanese Yen, expiring 10/27/05	57,800	517,423	520,248	(2,825)

				(15,352)

				$(9,020)

Options written for the nine months ended July 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2004	20	$14,744
Options Written	700,148	44,576
Options Terminated in Closing Purchase Transactions	(14)	(3,950)
Options Expired	(700,072)	(33,073)
Options Exercised	—	—

Options Outstanding—July 31, 2005	82	$22,297

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$190,419,348
U.S. Government securities	256,908,413

$447,327,761

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$91,377,191
U.S. Government securities	246,849,170

$338,226,361

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$987,432
Aggregate gross unrealized depreciation	(1,005,845)

Net unrealized depreciation	$(18,413)

Federal income tax cost of investments	$146,393,378

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND II

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (11.8%)
First Tennessee Bank N.A.
3.44%, 9/30/05	$450,000	$450,000
Marshall & Isley Bank
3.36%, 9/19/05	400,000	399,977
Washington Mutual Bank FA
3.27%, 8/9/05	400,000	400,000

Total Certificates of Deposit		1,249,977

Commercial Paper (81.5%)
Abbey National North America
3.12%, 8/19/05(p)	400,000	399,342
Amstel Funding
3.38%, 9/30/05(p)§	425,000	422,578
Barclays U.S. Funding Corp.
3.38%, 9/30/05(p)	450,000	447,435
Beethoven Funding Corp.
3.13%, 8/19/05(p)§	400,000	399,340
Charta Corp.
3.37%, 9/22/05(p)§	400,000	398,024
CRC Funding LLC
3.32%, 9/19/05(p)§	400,000	398,165
Deutsche Bank Financial LLC
3.32%, 8/1/05(p)	450,000	450,000
Dexia Delaware LLC
3.40%, 10/3/05(p)	400,000	397,599
Grampian Funding Ltd.
3.38%, 9/26/05(p)§	400,000	397,872
Links Finance LLC
3.37%, 9/29/05(p)§	200,000	198,882
Mane Funding Corp.
3.09%, 8/17/05(p)§	400,000	399,417
Morgan Stanley Group, Inc.
3.17%, 8/22/05(p)	400,000	399,228
Nordea North America, Inc.
3.37%, 9/29/05(p)	475,000	472,345
Premier Asset Collateralized Entity LLC
3.15%, 8/22/05(p)§	400,000	399,232
Prudential Funding LLC
3.30%, 8/1/05(p)	450,000	450,000
Rabobank USA Finance Corp.
3.37%, 9/30/05(p)	475,000	472,301
Sigma Finance, Inc.
3.13%, 8/22/05(p)§	400,000	399,237
Solitaire Funding Ltd.
3.38%, 9/30/05(p)§	400,000	397,720
Three Pillars Funding
3.38%, 9/26/05(p)§	250,000	248,670
Total Capital S.A.
3.30%, 8/1/05(p)§	450,000	450,000
UBS Finance Delaware LLC
3.29%, 8/1/05(p)	450,000	450,000
White Pine Finance LLC
3.33%, 9/23/05(p)§	200,000	199,005

Total Commercial Paper		8,646,392

Government Security (2.7%)
Federal Home Loan Bank
3.10%, 8/1/05(p)	292,000	292,000

Time Deposits (4.2%)
JPMorgan Chase Nassau
2.77%, 8/1/05	$1,119	$1,119
Key Bank N.A.
3.27%, 8/1/05	450,000	450,000

Total Time Deposits		451,119

Total Investments (100.2%) (Amortized Cost $10,639,488)		10,639,488
Other Assets Less Liabilities (-0.2%)		(25,274)

Net Assets (100%)		$10,614,214

Federal Income Tax Cost of Investments		$10,639,488

(p)	Yield to maturity.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2005, the market value of these securities amounted to $4,708,142 or 44.36% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (Unaudited)

Note	1 Organization and Selected Significant Accounting Policies

AXA Enterprise Multimanager Funds Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eight diversified Funds and six non-diversified Funds (each a “Fund”). The non-diversified Funds are: AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate Plus Allocation Fund (formerly Enterprise Managed Fund), AXA Enterprise Aggressive Allocation Fund, AXA Enterprise Multimanager Technology Fund and AXA Enterprise Multimanager Health Care Fund. The investment manager to each Fund is AXA Equitable Life Insurance Company (“Equitable” or the “Manager”). The day-to-day portfolio management of each Fund, other than the Allocation Funds, is provided by one or more investment sub-advisers (each an “Adviser”). On January 10, 2005, Equitable contributed $10,000 in seed capital to each of the Allocation Funds, except the AXA Enterprise Moderate Plus Allocation Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The Allocation Funds are types of mutual funds often described as “fund of funds.” Each Allocation Fund pursues its investment objective by investing exclusively in other mutual funds managed by Equitable.

All of the Funds (except AXA Enterprise Money Market Fund II and the Allocation Funds) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund’s assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

During the reporting period, each Fund had five classes of shares outstanding: Class A (new class during this period), Class B, Class C, Class P (formerly Class A), and Class Y (formerly Class Z) with the exception of the four Allocation Funds, which had four classes of shares outstanding: Class A, Class B, Class C, and Class Y. Each Fund is authorized to issue an unlimited number of shares with a par value of $0.001. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution and service fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Conservative Allocation Fund — Seeks a high level of current income.

AXA Enterprise Moderate Allocation Fund — Seeks long-term capital appreciation and current income.

AXA Enterprise Moderate Plus Allocation Fund (formerly Enterprise Managed Fund) — Seeks long-term capital appreciation and current income.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

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AXA Enterprise Aggressive Allocation Fund — Seeks long-term capital appreciation.

AXA Enterprise Multimanager Growth Fund (advised by Alliance Capital Management L.P. (“Alliance”) (an affiliate of Equitable), RCM Capital Management LLC (“RCM”) and TCW Investment Management Company (“TCW”)) — Seeks long-term growth of capital.

AXA Enterprise Multimanager Core Equity Fund (advised by Alliance (Bernstein Unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Seeks long-term growth of capital.

AXA Enterprise Multimanager Value Fund (advised by Alliance, Institutional Capital Corporation and MFS Investment Management) — Seeks long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Growth Fund (advised by Alliance, Franklin Advisers, Inc. and Provident Investment Counsel, Inc.) — Seeks long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), TCW and Wellington Management Company, LLP (“Wellington”)) — Seeks long-term growth of capital.

AXA Enterprise Multimanager International Equity Fund (advised by Alliance (Bernstein Unit), J.P. Morgan Investment Management Inc. and Marsico Capital Management, LLC) — Seeks long-term growth of capital.

AXA Enterprise Multimanager Technology Fund (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Seeks long-term growth of capital.

AXA Enterprise Multimanager Health Care Fund (advised by A I M Capital Management, Inc., RCM and Wellington) — Seeks long-term growth of capital.

AXA Enterprise Multimanager Core Bond Fund (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) — Seeks a balance of high current income and capital appreciation, consistent with a prudent level of risk.

AXA Enterprise Money Market Fund II (advised by The Dreyfus Corporation) — Seeks a high level of current income that is consistent with maintaining liquidity and preserving capital. Effective June 16, 2005, Dreyfus replaced Alliance as the Adviser for the AXA Enterprise Money Market II Fund.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be

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adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Enterprise Money Market Fund II values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the Allocation Funds are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

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Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. For the nine months ended July 31, 2005, the Funds did not lend any securities.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

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July 31, 2005 (Unaudited)

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts,

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interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at fair value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at July 31, 2005.

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July 31, 2005 (Unaudited)

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at July 31, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Multimanager Funds Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chairman

September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer

September 29, 2005

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer

September 29, 2005